As filed with the Securities and Exchange Commission on March 6, 2001

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 89

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 91

                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing become effective:

     immediately upon filing pursuant to Rule 485, paragraph (b)

     on __________ pursuant to Rule 485, paragraph (b)

     60 days after filing pursuant to Rule 485, paragraph (a)(1)

     on _________________ pursuant to Rule 485, paragraph (a)(1)

     75 days after filing pursuant to Rule 485, paragraph (a)(2)

 X   on March 30, 2001 pursuant to Rule 485, paragraph (a)(2)

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Institutional Shares and Investor Shares of Shaker Fund.

                                   PROSPECTUS

                                  April 1, 2001

                                   SHAKER FUND

           The Fund seeks capital appreciation by investing primarily in the common stock of domestic growth companies.




THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is accurate or complete.

           Any representation to the contrary is a criminal offense.

                                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

          RISK/RETURN SUMMARY


          PERFORMANCE


          FEE TABLES


          INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
          AND PRINCIPAL INVESTMENT RISKS


          MANAGEMENT


          YOUR ACCOUNT

                    HOW TO CONTACT THE FUND
                    GENERAL INFORMATION
                    BUYING SHARES
                    SELLING SHARES
                    SALES CHARGES
                    EXCHANGE PRIVILEGES
                    RETIREMENT ACCOUNTS


          ADVISER PAST PERFORMANCE


          OTHER INFORMATION


          FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

[Margin Callout: CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.
GROWTH COMPANIES are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices.
MARKET CAPITALIZATION means the value of a company's common stock in the stock market.]

This Prospectus offers Institutional Shares and Investor Shares of Shaker Fund (the "Fund"). Institutional Shares are designed for institutional investors. Investor Shares are designed for retail investors.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in the common stock of small and medium size domestic growth companies. Small domestic companies typically have market capitalizations of less than $1.5 billion at the time of investment. Medium domestic companies typically have market capitalizations in the range of $2 billion to $12 billion.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occur:


     o The stock market does not recognize the growth potential of the stocks in the Fund's portfolio
     o The judgment of Shaker Management, Inc. (the "Adviser") as to the growth potential of a stock proves to be wrong
     o    The stock market goes down


SPECIFIC RISKS OF SMALL COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and, therefore, information about these companies is not always readily available

     o Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

     o Changes in the value of small company stocks may not mirror the fluctuation of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal, and
     o    Are willing to accept higher short-term risk

The Fund may NOT be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal, or
     o    Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE

Performance information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the various fees and expenses that you will bear if you invest in the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                            INSTITUTIONAL          INVESTOR
                                                                                               SHARES               SHARES
     Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the                   None                 5.75%
     offering price)
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions                            None                 None
     Maximum Deferred Sales Charge (Load)                                                       None                 None
     Redemption Fee                                                                             None                 None
     Exchange Fee                                                                               None                 None

ANNUAL FUND OPERATING EXPENSES(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)
                                                                                            INSTITUTIONAL          INVESTOR
                                                                                               SHARES               SHARES

      Management Fees                                                                           1.10%                1.10%
      Distribution (12b-1) Fees                                                                 None                 0.25%
      Other Expenses                                                                            1.01%                1.46%
      TOTAL ANNUAL FUND OPERATING EXPENSES                                                      2.11%                2.81%
      Fee Waiver and Expense Reimbursement (2)                                                  0.21%                0.66%
      NET EXPENSES                                                                              1.90%                2.15%

(1) Based on estimated amounts for the Fund's fiscal year ending March 31, 2002.
(2) The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through July 31, 2002.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in one of the Fund's classes (paying the maximum sales charge with respect to Investor Shares) and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual operating expenses and net expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


               INSTITUTIONAL SHARES        INVESTOR SHARES

1 Year                 $193                       $792
3 Years                $595                     $1,241

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. As part of this analysis, the Adviser may visit prospective companies, their suppliers and customers.


THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO SECURITIES The Adviser's investment process begins with an economic analysis of industry sectors to identify those sectors with the greatest potential for growth. Demographic factors and industry trends affecting growth rates are among the items considered as part of the economic analysis. From these industries, the Adviser selects those small and medium size companies with the potential to grow earnings at a rate that exceeds that of their industries. The Adviser seeks to invest in companies evidencing revenue growth of approximately 7-10% per year.


The Adviser then analyzes these growth companies for fundamental superiority. The Adviser considers a fundamentally superior company to be one that has:

     o Strong management that emphasizes quality products and services within one business (no conglomerates)
     o Sustainable competitive advantage through strong niche products or services and significant and consistent new product development
     o    Broad customer and/or product base
     o    Management interests aligned with shareholder interests
     o    Positive earnings or cash flow and conservative financial statements


The Adviser plans to invest in these companies early in their life cycle and to hold the investments long-term if they continue to satisfy the Fund's investment criteria.

THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES The Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

     o It subsequently fails to meet the Adviser's initial investment criteria
     o A more attractively priced company is found or if funds are needed for other purposes
     o It becomes overvalued relative to the long-term expectation for the stock price
     o Changes in economic conditions or fundamental sector affect the company's financial outlook

INVESTMENT POLICIES The Fund invests primarily in the common stock of small and medium size domestic growth companies. Small domestic companies typically have market capitalizations of less than $1.5 billion at the time of investment. Medium domestic companies typically have market capitalizations in the range of $2 billion to $12 billion.


TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. During such times, the Fund may not be pursuing its investment objective.

PRINCIPAL INVESTMENT RISKS

GENERAL The value of the Fund's investments will fluctuate as the stock market fluctuates. An investment in the Fund is not by itself a complete or balanced investment program and there is no guarantee the Fund will achieve its investment objective. Investing in equity securities with different capitalizations may, however, be important for investors seeking a diversified portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the value of their investments.

Because the Fund invests in growth stocks, there is a risk that the stocks will not continue to grow at expected rates, thus causing the price of the stock to decline. There is also the risk that the market will not recognize the growth potential of a stock. The Adviser's judgment as to the growth potential of a stock may also prove to be wrong. A decline in investor demand for growth stocks may also adversely affect the value of these securities.

SPECIFIC RISKS OF SMALL COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available
     o Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange, potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of small company stocks may not mirror the fluctuations of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

MANAGEMENT
--------------------------------------------------------------------------------

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

The Fund's Adviser is Shaker Management, Inc., 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122. The Adviser is a privately owned corporation controlled by Edward P. Hemmelgarn, David R. Webb, and Adam Solomon, and conducts its business under the name "Shaker Investments." The Adviser and its affiliates have provided investment advisory and management services to clients since 1991. The Fund is the first mutual fund for which the Adviser has provided investment advisory services.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an annual advisory fee of 1.10% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses of Institutional Shares and Investor Shares do not exceed 1.90% and 2.15%, respectively, of that class's average daily net assets through July 31, 2002.


As of December 31, 2000, the Adviser and its affiliates had approximately $1.5 billion of assets under management.


PORTFOLIO MANAGERS

Edward P. Hemmelgarn and Edward Matuszak are responsible for the day-to-day management of the Fund.


EDWARD P. HEMMELGARN Founder and President of Shaker Investments, Inc. since 1991 and the Adviser since 2000. Mr. Hemmelgarn has more than 20 years of experience in the investment industry.

EDWARD MATUSZAK Head Trader and Assistant Portfolio Manager with Shaker Investments, Inc. since 1995 and the Adviser since 2000. Mr. Matuszak has more than 10 years of experience in the investment industry.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of December 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $145 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each class of shares of the Fund. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.


The Trust has adopted a shareholder servicing plan for Institutional Shares and Investor Shares under which each class pays FAdS a fee of 0.25% of that class's average daily net assets for providing shareholder service activities that are not otherwise provided under the Rule 12b-1 plan or by the Transfer Agent. FAdS may pay this fee to the Adviser or other financial institutions that provide shareholder servicing to their customers invested in the Fund.


FUND EXPENSES


The Fund pays for its own expenses. Expenses of each of Institutional Shares and Investor Shares include that class's own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect.

The Adviser has undertaken to waive a portion of its fees and reimburse Fund expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Shares and Investors Shares to 1.90% and 2.15%, respectively, of that class's average daily net assets.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND

WRITE TO US AT:
     Forum Funds
     P.O. Box 446

     Portland, Maine 04112

OVERNIGHT ADDRESS:
     Forum Funds
     Two Portland Square
     Portland, Maine 04101

TELEPHONE US AT:
     (888) 314-9048 (toll free) or

     (207) 879-0001

WIRE INVESTMENTS (OR ACH
PAYMENTS) TO:
     Bankers Trust Company
     New York, New York
     ABA #021001033
     FOR CREDIT TO:
     Forum Shareholder Services, LLC
     Account # 01-465-547
     Shaker Fund
     (Your Name)
     (Your Account Number)

GENERAL INFORMATION


You may purchase or sell (redeem) the Fund's Institutional Shares or Investor Shares at the net asset value of a share ("NAV") plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions) next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 11 through 18). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV plus the applicable sales charge. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Shaker Fund" or to one or more owners of the account and endorsed to "Shaker Fund." For all other accounts, the check must be made payable on its face to "Shaker Fund." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                                        MINIMUM INITIAL               MINIMUM ADDITIONAL
                                                                          INVESTMENT                      INVESTMENT


INSTITUTIONAL SHARES

     Standard Accounts                                                    $1,000,000                        $1,000
     Traditional and Roth IRA Accounts                                      $2,000                           $250
     Accounts with Systematic Investment Plans                              $2,000                           $250

INVESTOR SHARES
     Standard Accounts                                                      $10,000                         $1,000

                                       11

     Traditional and Roth IRA Accounts                                      $2,000                           $250
     Accounts with Systematic Investment Plans                              $2,000                           $250

ACCOUNT REQUIREMENTS

                        TYPE OF ACCOUNT                                        REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT            o  Instructions must be signed by all persons
ACCOUNTS                                                required to sign exactly as their names appear
Individual accounts are owned by one person, as         on the account
are sole proprietorship accounts. Joint accounts
have two or more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)           o  Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give          account under the UGMA or the UTMA
money to a child and obtain tax benefits             o  The custodian must sign instructions in a manner
                                                        indicating custodial capacity
BUSINESS ENTITIES                                    o  Submit a Corporate/Organization Resolution form or
                                                        similar document
TRUSTS                                               o  The trust must be established before an account can
                                                        be opened
                                                     o  Provide a certified trust document, or the pages
                                                        from the trust document that identify the trustees

INVESTMENT PROCEDURES

          HOW TO OPEN AN ACCOUNT                                            HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                           BY CHECK
o  Call or write us for an account application (and          o  Fill out an investment slip from a confirmation or
   Corporate Organization/Resolution form, if applicable)       write us a letter
o  Complete the application (and resolution form)            o  Write your account number on your check
o  Mail us your application (and resolution form) and a      o  Mail us the slip (or your letter) and the check
   check

BY WIRE                                                            BY WIRE
o  Call or write us for an account application (and          o  Call to notify us of your incoming wire
   Corporate Organization/Resolution form, if applicable)    o  Instruct your bank to wire your money to us
o  Complete the application (and resolution form)
o  Call us to fax the completed application (and
   resolution form) and we will assign you an account number
o  Mail us your application (and resolution form)
o  Instruct your financial institution to wire your
   money to us

BY ACH PAYMENT                                                     BY SYSTEMATIC INVESTMENT

o  Call or write us for an account application (and          o  Complete the systematic investment section of the
   Corporate Organization/Resolution form, if applicable)       application
o  Complete the application (and resolution form)            o  Attach a voided check to your application
o  Call us to fax the completed application (and             o  Mail us the completed application and voided check
   resolution form) and we will assign you an account number
o  Mail us your original application (and resolution
   form)
o  Instruct your financial institution to make an ACH
   payment to us

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o The dollar amount or number of shares you want to sell
   o How and where to send the  redemption  proceeds
o  Obtain a signature  guarantee (if required)
o  Obtain other  documentation  (if required)
o  Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o Your account number
   o Exact name(s) in which the account is  registered
   o Additional form of identification
o  Redemption proceeds will be:
   o Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o  Complete the systematic withdrawal section of the application
o  Attach a voided check to your application
o  Mail us your completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawals, distribution, telephone redemption or exchange option or any other election in connection with your account


SMALL ACCOUNTS If the value of your account falls below $100,000 for Institutional Shares or $5,000 for Investor Shares ($1,000 for IRAs invested in either share class), the Fund may ask you to increase your balance. If the account value is still below $100,000 for Institutional Shares or $5,000 for Investor Shares ($1,000 for IRAs invested in either share class) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.


REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES

PURCHASES A sales charge is assessed on purchases of the Fund's Investor Shares as follows:

                          SALES CHARGE (LOAD) AS % OF:
                              PUBLIC         NET ASSET

AMOUNT OF PURCHASE       OFFERING PRICE       VALUE*         REALLOWANCE %
$0 to $99,999                 5.75%            6.10%             5.00%
$100,000 to $249,999          5.25%            5.54%             4.50%
$250,000 to $499,999          4.50%            4.71%             3.75%
$500,000 to $999,999          3.00%            3.09%             2.50%
$1,000,000 and up             0.00%            0.00%             0.00%


* Rounded to the nearest one-hundredth percent.

The offering price for the Fund's Investor Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on purchases of the Fund's Investor Shares under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem Fund shares without a sales charge. Please see the SAI for further information.


RULE 12B-1 FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of Investor Shares for distribution services and the servicing of shareholder accounts. Because Investor Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay this fee to the Adviser or other financial institutions that provide distribution services with respect to Investor Shares of the Fund.


EXCHANGE PRIVILEGES

You may exchange your Institutional Shares of the Fund for Institutional Shares of any money market fund of the Trust. You may exchange your Investor Shares of the Fund for Investor Shares of any money market fund of the Trust. You will not have to pay a sales charge at the time of exchange.

Because exchanges are a sale and purchase of shares, they may have tax consequences. For a list of funds available for exchange, you may call the Transfer Agent.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The names of each fund you are exchanging
   o  The dollar  amount or number of shares you want to sell (and  exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee, if required
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification

RETIREMENT ACCOUNTS


The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

ADVISER PAST PERFORMANCE
--------------------------------------------------------------------------------


The following chart and table sets forth the performance data relating to the historical performance of the private client accounts managed by the Adviser* through Edward Hemmelgarn, the portfolio manager responsible for the Fund's day-to-day operations.. The private accounts of the Adviser have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. The Adviser does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. While the Adviser is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund.

Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Transactions were recorded on a settlement date basis from inception through June 30, 1995 and on a trade date basis therafter. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the Adviser's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.


The Fund's performance will be calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.


The following chart and table show the average annual total return of the Adviser's private accounts for the period ended December 31, 2000. The data are unaudited and not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the below performance could result in different performance data.

* Prior to December 1999, the private client accounts were managed by Shaker Investments, Inc., an affiliate of the Adviser. In December 1999, the Adviser, d/b/a Shaker Investments, was created to maximize income tax benefits to the controlling principals of each entity. Both companies hold accounts that are currently included in the Shaker Small/Mid Cap Composite, but all new accounts, after December 1999, are managed by the Adviser. Both companies are under common control and there are no differences in management, principal ownership or investment strategy.

[Edgar Representation of Bar Chart]


1 Year                  -11.84%
3 Years                  32.72%
5 Years                  28.97%
Since Inception
(October 1, 1991)        30.05%


                                              SHAKER INVESTMENTS SMALL/MID CAP
                                              GROWTH EQUITY COMPOSITE(1)                         RUSSELL 2000
YEAR(S)                                                                                         GROWTH INDEX(2)
Since Inception (October 1, 1991-2000) (3)                    30.05%                                  9.87%
5 Years (1996-2000)(3)                                        28.97%                                  7.14%
3 Years (1998-2000)(3)                                        32.72%                                  3.96%
1 Year (2000)(3)                                             (11.84)%                               (22.43)%

(1) The presentation above describes 538 accounts valued, as of December 31, 2000, at $976 million. The Composite is comprised of all fee paying accounts, regardless of size, which are managed in the small/mid cap growth equity strategy by Edward P. Hemmelgarn. With the exception of three employee related accounts, the Composite also includes all non-fee paying accounts managed in the small/mid cap growth equity strategy by Mr.
     Hemmelgarn. The assets of the non-fee paying accounts included in the Composite totaled less than 1% of the Composite's assets as of December 31, 2000. The three employee related accounts excluded from the Composite (combined assets of approximately $440,000 as of December 31, 2000) are minimal in comparison to the overall assets contained in the Composite. Composite performance includes terminated accounts, and accounts that have been open for at least one full month.


(2) The Russell 2000 Index measures the performance of the smallest 2000 companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

(3)  Average annual returns from October 1, 1991 through December 31, 2000.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund distributes its net investment income quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.


The Fund's distributions of net income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Generally, the Fund's distributions will consist primarily of long-term capital gain. Distributions may also be subject to certain state and local taxes.

If you buy shares shortly before the Fund makes a distribution, you will pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you. The sale or exchange of Fund shares is a taxable transaction for income tax purposes.


The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

                                   SHAKER FUND

                              FOR MORE INFORMATION

            The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS

      Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the
         Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly
          affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

                               CONTACTING THE FUND

          You can get free copies of both reports (when available) and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112

                           (888) 314-9048 (toll free)

                                 (207) 879-0001

                 Email address: shaker-fund@forum-financial.com


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

         You can also review the Fund's reports (when available) and the
         SAI at the Public Reference Room of the Securities and Exchange
           Commission ("SEC"). The scheduled hours of operation of the
                Public Reference Room may be obtained by calling
              the SEC at (202) 942-8090. You can get copies of this
               information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov


       Free copies of the reports and the SAI are available from the SEC's
                        Internet Web site at www.sec.gov


                    Investment Company Act File No. 811-3023

                      STATEMENT OF ADDITIONAL INFORMATION

                                  April 1, 2001


                                   SHAKER FUND

INVESTMENT ADVISER:

         Shaker Management, Inc.
         2000 Auburn Drive, Suite 300
         Cleveland, Ohio 44122

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112

         (800) 94FORUM
         (888) 314-9048
         (207) 879-0001


INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

This Statement of Additional Information (the "SAI") supplements the Prospectus dated April 1, 2001, as may be amended from time to time, offering shares of the Shaker Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS

--------------------------------------------------------------------------------

GLOSSARY                                                                       1

INVESTMENT POLICIES AND RISKS                                                  2

INVESTMENT LIMITATIONS                                                         4

PERFORMANCE DATA AND ADVERTISING                                               6


MANAGEMENT                                                                    10


PORTFOLIO TRANSACTIONS                                                        16

PURCHASE AND REDEMPTION INFORMATION                                           18

TAXATION                                                                      21


OTHER MATTERS                                                                 24

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1


APPENDIX B - MISCELLANEOUS TABLES                                            B-1

APPENDIX C - PERFORMANCE DATA                                                C-1

GLOSSARY

--------------------------------------------------------------------------------


As used in this SAI, the following terms have the meanings listed.

     "Adviser" means Shaker Management, Inc.

     "Board" means the Board of Trustees of the Trust.

     "CFTC" means Commodities Future Trading Commission.

     "Code" means the Internal Revenue Code of 1986, as amended.

     "Custodian" means the custodian of the Fund's assets.

     "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

     "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

     "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

     "Fitch" means Fitch IBCA, Inc.

     "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

     "Fund" means Shaker Fund.

     "IRS" means Internal Revenue Service.

     "Moody's" means Moody's Investors Service.

     "NAV" means net asset value per share.

     "NRSRO" means a nationally recognized statistical rating organization.

     "SAI" means Statement of Additional Information.

     "SEC" means the U.S. Securities and Exchange Commission.

     "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.

     "Trust" means Forum Funds.

     "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1933 Act" means the Securities Act of 1933, as amended.

     "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------


The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

                                EQUITY SECURITIES

COMMON AND PREFERRED STOCK


GENERAL. Common stock represents an equity (ownership) interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.


Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

The Fund's investment in preferred stocks is subject to the credit risk relating to the financial condition of the issuers of those securities. To limit credit risk, the Fund may only invest in preferred stocks that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated debt securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.


The Fund may retain preferred stocks whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Unrated securities may not be as actively traded as rated securities.



Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of securities, including preferred stocks. A description of the range of ratings assigned to preferred stocks by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and dividend or interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.


WARRANTS

GENERAL. Warrants are securities issued either alone or with another security that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

                       ILLIQUID AND RESTRICTED SECURITIES

GENERAL


The term "illiquid securities," as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").


RISKS


Limitations  on resale  may have an  adverse  effect on the  marketability  of a security and the Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, the Fund would not have the right to require an issuer to register a restricted security. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

                          TEMPORARY DEFENSIVE POSITION


The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Appendix A summarizes the short-term ratings of several NRSROs.


Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

                               CORE AND GATEWAY(R)


The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

                             FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

BORROWING MONEY

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

                           NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

BORROWING

Purchase or otherwise acquire any security if the total of borrowings would exceed 5% of the value of its total assets.

EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

                                PERFORMANCE DATA


Institutional Shares and Investor Shares of the Fund (each a "class," and collectively the "classes") may each quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

Each class may compare any of its performance information with:


     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.


Each class may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


The performance of each Fund will fluctuate in response to market conditions and other factors.

                            PERFORMANCE CALCULATIONS


The performance of each class may be quoted in terms of total return. Table 1 in Appendix C includes performance information for each class.


                            TOTAL RETURN CALCULATIONS


The total return of each class shows that class's overall change in value, including changes in share price, and assumes all of the Fund's or class's distributions are reinvested.

Total return figures may be based on amounts invested in a class net of any applicable sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.


AVERAGE ANNUAL TOTAL RETURN


Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, each class: (1) determines the growth or decline in value of a hypothetical historical investment in the class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of each class.


Average annual total return is calculated according to the following formula:

        P(1+T)n = ERV

        Where:
               P    = a hypothetical initial payment of $1,000
               T    = average annual total return
               n    = number of years

               ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

OTHER MEASURES OF TOTAL RETURN


Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, each class may quote unaveraged or cumulative total returns, which reflect that class's performance over a stated period of time. Moreover, total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a class's front-end sales charge.


Period total return is calculated according to the following formula:

        PT   = (ERV/P-1)

        Where:
               PT   = period total return
               The  other  definitions  are the same as in average  annual total return above

                                  OTHER MATTERS


Each class may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the class over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of the class as of one or more dates; and
(10) a comparison of the class's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any class's performance.

Each class may advertise information regarding the effects of applicable systematic investment and systematic withdrawal plans, including the principal of dollar-cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a class of the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


                        SYSTEMATIC                               SHARE                             SHARES PURCHASED
      PERIOD            INVESTMENT                               PRICE

         1                 $100                                   $10                                   10.00
         2                 $100                                   $12                                    8.33
         3                 $100                                   $15                                    6.67
         4                 $100                                   $20                                    5.00
         5                 $100                                   $18                                    5.56
         6                 $100                                   $16                                    6.25
                     ------------------                    -------------------                    -------------------
    Total Invested:        $600            Average Price:        $15.17            Total Shares:        41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS
 ............................................ .........................................................................

John Y. Keffer*,  Chairman and President     Member and Director, Forum Financial Group, LLC (a mutual fund
Born:  July 15, 1942                         services holding company)
Two Portland  Square                         Director,  Forum  Fund  Services,  LLC  (Trust's  underwriter)
Portland,  ME 04101                          Officer of six other  investment  companies for which Forum Financial
                                             Group, LLC provides services
 ............................................ .........................................................................
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998 - 1999
University of California                     Trustee of one other investment company for which Forum Financial
Los Angeles, CA 90024                        Group, LLC provides services
 ............................................ .........................................................................
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New England)
27 Temple Street                             Trustee of one other investment company for which Forum Financial
Belmont, MA 02718                            Group, LLC provides services
 ............................................ .........................................................................
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Trustee  of one  other  investment  company  for which  Forum  Financial
40 West 57th Street                          Group, LLC provides services
New York, NY 10019
 ............................................ .........................................................................
Thomas G. Sheehan, Vice President            Director of Relationship Management, Forum Financial Group, LLC
Born:  July 15, 1954                         Officer of four other  investment  companies  for which Forum  Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101
 ............................................ .........................................................................

Dale Denno, Vice President                   General Counsel, Forum Financial Group, LLC since  October 2000
Born:  May 1, 1950                           Vice President, Marketing & Development, UNUM Provident Life Insurance

Two Portland Square                          Company 1995 - 2000
Portland, ME 04101
 ............................................ .........................................................................
Ronald  H.  Hirsch,   Treasurer              Managing  Director, Operations/Finance and Operations/Sales,  Forum
Born:  October 14, 1943                      Financial Group, LLC since 1999
Two Portland Square                          Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                           Officer of six other investment companies for which Forum Financial
                                             Group, LLC provides services
 ............................................ .........................................................................
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Associate  General  Counsel,  Smith Barney Inc.  (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Officer of two other  investment  companies  for which  Forum  Financial
                                             Group, LLC provides services

                      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as

Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees to be paid to each Trustee by the Fund and the Fund Complex, which includes all series of the Trust and another investment company for which Forum Financial Group, LLC provides services for the fiscal year ending March 31, 2002.

                         COMPENSATION        TOTAL COMPENSATION FROM THE FUND
         TRUSTEE         FROM THE FUND               AND FUND COMPLEX
John Y. Keffer                $0                            $0
 ................................................................................
Costas Azariadis            $1,427                        $9,000
 ................................................................................
James C. Cheng              $1,427                        $9,000
 ................................................................................
J. Michael Parish           $1,427                        $9,000

                               INVESTMENT ADVISER

SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under its agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

OWNERSHIP OF ADVISER


The Adviser is a privately owned corporation organized under the laws of Ohio in December 1999. Shaker Investments, Inc., an affiliate of the Adviser, is a privately owned corporation organized under the laws of Ohio in 1991. Both companies are controlled by Edward P. Hemmelgarn, David R. Webb and Adam Solomon and there are no differences in management, principal ownership or investment strategy.


FEES

The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Adviser's agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

                                   DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.


FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons, including the Adviser, who provide services in connection with the sale or expected sale of shares of the Fund.


FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold with a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.


Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's Investor Shares. Table 2 in Appendix B shows the aggregate sales charges paid to FFS, the amount of sales charge reallowed by FFS, and the amount of sales charge retained by FFS. The data are for the past three years (or shorter depending on the Fund's commencement of operations).


OTHER PROVISIONS OF THE DISTRIBUTOR'S AGREEMENT

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of the Fund and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

DISTRIBUTION PLAN - INVESTOR SHARES

In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's Investor Shares which provides for payment to FFS of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the Investor Shares of the Fund as compensation for FFS's services as distributor.

The Plan provides that FFS may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of Investor Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan ("Qualified Trustees"). In addition, the Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate FFS for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Qualified Trustees. The Plan may be terminated at any time by the Board, by a majority of the Qualified Trustees or by the Fund's Investor Class shareholders.

Table 3 in Appendix B shows the dollar amount of fees payable under the Plan with respect to the Fund. This information is provided for the past three years (or shorter period depending on a Fund's commencement of operations).

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.20% of the average daily net assets of the Fund plus $24,000 per year.

The Administration Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.


For its services, FAcS receives a fee from the Fund at an annual rate of 0.01% of the average daily net assets of the Fund, $57,000 annually, plus $2,000 annually for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.


The Accounting Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives a fee from the Fund at an annual rate of 0.05% of the Fund's average daily net assets, $45,600 annually, $24 per shareholder account annually, plus certain out-of-pocket expenses. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.


The Transfer Agency Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FFS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 6 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

SHAREHOLDER SERVICING AGENT


Pursuant to a Shareholder Service Plan (the "Plan") between the Trust and FAdS effective March 30, 2001, FAdS is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by FSS ("Shareholder Servicing Activities"). Under the Plan, FAds may enter into shareholder service agreements with financial institutions or other persons, including the Adviser, who provide Shareholder Servicing Activities for their clients invested in the Fund.


Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Fund;
(2) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (3) providing necessary personnel and facilities to establish and maintain client accounts and records; (4) assisting clients in arranging for processing purchase, exchange and redemption transactions; (5) arranging for the wiring of funds; (6) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (7) integrating periodic statements with other shareholder transactions; and (8) providing such other related services as the shareholder may request.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through FAdS, with respect to the Fund, a fee of up to 0.25% of that Fund's average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Trustees who are not parties to the Plan or interested persons of any such party; or (2) by FAdS.

CUSTODIAN


As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives a fee at an annual rate of 0.01% of the Fund's average daily net assets, $3,600 annually, plus certain transaction costs and out-of-pocket expenses. The Fund also pays an annual maintenance custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.


LEGAL COUNSEL


Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.


INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent auditors, have been selected as independent auditors for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

                      HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflect the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

                                COMMISSIONS PAID

Table 7 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

                 ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

                             CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

                         OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

                                COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

                         TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

                          OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. A particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                               PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

                      SECURITIES OF REGULAR BROKER-DEALERS


From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parent companies of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 8 in Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired during the Fund's most recent fiscal year. Table 8 also includes aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

                               GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

                         ADDITIONAL PURCHASE INFORMATION


Shares of the Fund are sold on a continuous basis by the distributor. The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. Consistent with the provisions of the Trust's Trust Instrument, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

                                      IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

                                   UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

                    PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

                        ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

                        SUSPENSION OF RIGHT OF REDEMPTION


The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of the Fund.


                               REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

                                NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

                                  DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                      SALES CHARGES (INVESTOR SHARES ONLY)

REDUCED SALES CHARGES


You may qualify for a reduced sales charge on purchases of the Fund's Investor Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). If you qualify under the ROA, the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous fund business day) of shares that you already hold. To qualify for ROA on a purchase, you must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's Investor Shares within a period of 13 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund's Investor Shares an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the Investor Shares as if such purchases were executed in a single transaction.


ELIMINATION OF SALES CHARGES

No  sales  charge  is  assessed  on  the   reinvestment   of  Investor   Shares'
distributions. No sales charge is assessed on purchases made for investment purposes by:

     o Any bank, trust company, savings association or similar institution with whom the distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
     o Any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
     o Any broker-dealer with whom the distributor has entered into a Fee-Based Wrap Account Agreement or similar agreement and which is acting on behalf if its fee-based program clients
     o Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
     o Any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment
     o Persons who exchange into the Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program

     o Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended
     o Any person who is a private client of the Adviser or its affiliates, as of April 1, 2001

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem Investor Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is March 31 (the same as the Fund's fiscal year end).

                            MEANING OF QUALIFICATION


As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:


     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

                               FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

                               FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.


All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

                               FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will distribute any amount on which it is subject to income tax for any tax year.


For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                          SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

                               BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

                              FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.


If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund.


If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

                              STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

OTHER MATTERS
--------------------------------------------------------------------------------

                         THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                       Maine TaxSaver Bond Fund
BrownIA Growth Equity Fund                      Mastrapasqua Growth Value Fund
BrownIA Maryland Bond Fund                      New Hampshire TaxSaver Bond Fund
BrownIA Small-Cap Growth Fund                   Payson Balanced Fund
Daily Assets Cash Fund(1)                       Payson Value Fund
Daily Assets Government Fund(1)                 Polaris Global Value Fund
Daily Assets Government Obligations Fund(1)     Shaker Fund
Daily Assets Treasury Obligations Fund(1)       TaxSaver Bond Fund
Equity Index Fund                               The Advocacy Fund
Investors Bond Fund                             Winslow Green Growth Fund


 (1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Fund's investment adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class's performance.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES


The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Bylaws, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.


FUND OWNERSHIP

As of _____________, 2001, the officers and trustees of the Trust, as a group, owned less than 1% of the shares of each class of the Fund. From time to time, certain shareholders of record may own 5% or more of a class of shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of ____________________, 2001, are listed in Table 9 in Appendix B.


From time to time, certain shareholders may own a large percentage of the shares of the Fund or class. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of ______________, 2001, and prior to the public offering of the Fund, Forum Financial Group, LLC or its affiliates owned 100% of each class of shares of the Fund and may be deemed to control each class and the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's or class's voting securities. It is not expected that Forum Financial Group, LLC will continue to control the Fund or any class after its public offering.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

Financial statements are not available because the Fund had not commenced operations prior to the date of this SAI.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

                                 PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.


A An issue which is rated "a" is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.


BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C             This is the lowest rated class of preferred or  preference  stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B,    Preferred  stock  rated BB, B, and CCC is  regarded,  on  balance,  as
CCC predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C         A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                               SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o    Leading market positions in well-established industries.

               o    High rates of return on funds employed.

               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT            Issuers  rated  Not Prime  do  not fall  within any of  the Prime
PRIME          rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B
MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees payable to the Adviser by the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

          ADVISORY FEE PAYABLE     ADVISORY FEE WAIVED     ADVISORY FEE RETAINED

Advisory fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 2 - SALES CHARGES

The following table shows the dollar amount of aggregate sales charge paid to FFS, the amount retained, and the amount reallowed to financial institutions in connection with purchases of the Fund's Investor Shares.

               AGGREGATE SALES CHARGE           AMOUNT                  AMOUNT
                                               RETAINED                REALLOWED

Sales charge information is not provided because the Fund's Investor Shares had not commenced operations prior to the date of this SAI.

TABLE 3 - INVESTOR SHARES RULE 12B-1 FEES

The following table shows the dollar amount of fees payable to FFS by the Fund, the amount of fee that was waived by FFS, if any, and the actual fees received by FFS.

                         FEE                     FEE                      FEE
                       PAYABLE                  WAIVED                  RETAINED

Rule 12b-1 fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 4 - ADMINISTRATION FEES

The following table shows the dollar amount of fees payable to FAdS by the Fund, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

                        ADMINISTRATION        ADMINISTRATION      ADMINISTRATION
                          FEE PAYABLE           FEE WAIVED         FEE RETAINED

Administration fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 5 - ACCOUNTING FEES

The following table shows the dollar amount of fees payable to FAcS by the Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

                              ACCOUNTING FEE    ACCOUNTING FEE    ACCOUNTING FEE
                                 PAYABLE            WAIVED           RETAINED

Accounting fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 6 - TRANSFER AGENCY FEES

The following table shows the dollar amount of fees payable to FSS by the Fund, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.

                       TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                         FEE PAYABLE          FEE  WAIVED         FEE  RETAINED

Transfer agency fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 7 - COMMISSIONS

The following table shows the brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

                               TOTAL               % OF
                             BROKERAGE           BROKERAGE             % OF
                            COMMISSIONS         COMMISSIONS       TRANSACTIONS
             TOTAL        ($) PAID TO AN        PAID TO AN        EXECUTED BY
           BROKERAGE     AFFILIATE OF THE    AFFILIATE OF THE    AN AFFILIATE OF
          COMMISSIONS         FUND OR             FUND OR          THE FUND OR
              ($)             ADVISER             ADVISER            ADVISER


Information regarding brokerage commissions paid is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 8 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

  REGULAR BROKER OR DEALER                       VALUE HELD

Information regarding positions held in the securities of regular brokers and dealers of the Fund is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 9 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of _____________, 2001.

NAME AND ADDRESS                                 % OF FUND
Forum Financial Group, LLC                          100%

APPENDIX C
PERFORMANCE DATA
--------------------------------------------------------------------------------

TABLE 1 -  TOTAL RETURNS

                   ONE    THREE     CALENDAR    ONE   THREE  FIVE      SINCE
                   MONTH  MONTHS  YEAR TO DATE  YEAR  YEARS  YEARS   INCEPTION
                                                                    (ANNUALIZED)

Performance information is not provided because the Fund had not commenced operations prior to the date of this SAI.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)  See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

    (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post- effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

    (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of June 29, 1999 (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 73 via EDGAR on July 30, 1999, accession number 0001004402-99-000341).

    (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

    (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (8) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated dated December 20, 2000 relating to BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).


    (9) Form of Investment Advisory Agreement between Registrant and Shaker Management, Inc., relating to Shaker Fund (filed herewith).

    (10) Form of Investment Advisory Agreement between Registrant and Winslow Management Company, relating to Winslow Green Growth Fund
          (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 88 via EDGAR on January 22, 2001, accession number 0001004402-01-000025)

(e) (1) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (Exhibit incorporated by reference as filed as Exhibit (6)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (Exhibit incorporated by reference as filed as Exhibit (6)(b) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

    (4) Form of Distribution Agreement between Registrant and Forum Fund Services, LLC relating to, Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Growth Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).


(f)  None.

(g) (1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Growth Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


    (2) Form of Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Growth Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

    (3) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund,
          Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit
          (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

    (4) Form of Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Growth Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund,
          Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

    (2) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine
          TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

    (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund,
          Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

    (4)   Form  of  Fund  Accounting  Agreement  between  Registrant  and  Forum
          Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Growth Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

    (5) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine
          TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

    (6) Form of Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Growth Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

    (7) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit
          (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

    (8) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

    (9) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

    (10) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (11) Form of Shareholder Service Plan of Registrant relating to Shaker Fund (filed herewith).

    (12) Form of Shareholder Service Plan of Registrant relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 88 via EDGAR on January 22, 2001, accession number 0001004402-01-000025).


(i) (1)   Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

    (2) Consent of Seward & Kissel LLP dated June 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment No. 80 via EDGAR on June 30, 2000, accession number 0001004402-00-000233).

(j)  None.

(k)  None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

    (2) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (3)   Form of Rule 12b-1 Plan, adopted by Shaker Fund (filed herewith).

(n) (1) 18f-3 plan adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2)   Form of 18f-3 Plan, relating to Shaker Fund (filed herewith).


(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

    (2) Code of Ethics adopted by Brown Investment Advisory & Trust Company and Brown Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

    (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

    (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (8) Code of Ethics adopted by Wells Fargo Bank N.A. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(10) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

    (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


    (12) Form of Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

    (13) Form of Code of Ethics adopted by Adams, Harkness & Hill, Inc. (to be filed by future amendment).


Other Exhibits:

(A) Power of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)  Power of Attorney for John Y. Keffer,  James C. Cheng, Costas Azariadis and
     J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(2), (j)(3),
     (j)(4),  (j)(5),  (j)(6),  (j)(7),  (j)(8),  (j)(9),  (j)(10),  (j)(11) and
     (j)(12) in post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on May 10, 2000, accession number 0000925421-00-000034).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUNDS

     Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

     In accordance with Section 3803 of the Delaware Business Trust Act, Section
     10.02 of Registrant's Trust Instrument provides as follows:

     "10.02. INDEMNIFICATION.

     (a) Subject to the exceptions and limitations contained in Section (b) below:

          "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          (ii)  In  the  event  of  a  settlement,   unless  there  has  been  a
     determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

               (A)  By the court or other body approving the settlement;

               (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

               (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                    provided, however, that any Holder may, by appropriate legal
                    proceedings,   challenge  any  such   determination  by  the
                    Trustees or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

     (e)      Conditional advancing of indemnification monies under this Section
     5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or
     (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co., and Forum Investment Advisers, LLC include language similar to the following:

     "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc., Brown Advisory Incorporated, Brown Investment Advisors & Trust Company, Mastrapasqua & Associates, Polaris Capital Management, Inc., Shaker Management, Inc. and Trillium Asset Management Corporation provide similarly as follows:

     "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

     With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

     "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

     After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

     (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

     (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

     (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

     (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
     Section 7 of this Agreement ("Trust Claims").

     (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

     (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

     (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

     (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

     (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

     (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)  Forum Investment Advisors, LLC

     The description of Forum Investment Advisors, LLC (investment adviser to Investors High Grade Bond Fund, Investors Bond Fund, Maine TaxSaver Bond
     Fund, New Hampshire TaxSaver Bond Fund, TaxSaver Bond Fund and the Institutional, Institutional Service and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund) contained in Parts A and B of post-effective amendment No. 81 (accession number 0001004402-00-000261) and in Parts A and B of post-effective amendment No. 86 (accession number 0001004402-00-000412) to the Trust's Registration Statement, is incorporated by reference herein.

     The  following  are the  members of Forum  Investment  Advisors,  LLC,  Two
     Portland   Square,   Portland,   Maine  04101,   including  their  business
     connections, which are of a substantial nature.

                            Forum Trust, LLC, Member.

     Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.

     The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of companies provides services.

     Name                                 Title                          Business Connection
     ........................................................ ..................................
     David I. Goldstein        Director and Secretary         Forum Investment Advisors, LLC
                               .............................. ..................................
                               Secretary                      Forum Financial Group, LLC
                               .............................. ..................................
                               Officer                        Other Forum affiliated companies
     ........................................................ ..................................
     Marc D. Keffer            Assistant Secretary            Forum Investment Advisors, LLC
                               .............................. ..................................
                               Assistant Secretary            Forum Financial Group, LLC
                               .............................. ..................................
                               Officer                        Other Forum affiliated companies
     ........................................................ ..................................
     Ronald Hirsch             Treasurer                      Forum Investment Advisors, LLC
                               .............................. ..................................
                               Treasurer                      Forum Financial Group, LLC
                               .............................. ..................................
                               Officer                        Other Forum affiliated companies
     ........................................................ ..................................
     Ben Niles                 Vice President                 Forum Investment Advisors, LLC
     ........................................................ ..................................
     Fred Skillin              Assistant Treasurer            Forum Investment Advisors, LLC
     ........................................................ ..................................

(b)  H.M. Payson & Co.

     The description of H.M. Payson & Co. (investment adviser to Payson Value Fund, Payson Balanced Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

     The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

  Name                     Title                            Business Connection
  ........................ ................................ ....................
  Adrian L. Asherman       Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  John C. Downing          Managing Director, Treasurer     H.M. Payson & Co.
  ........................ ................................ ....................
  Thomas M. Pierce         Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  Peter E. Robbins         Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  John H. Walker           Managing Director, President     H.M. Payson & Co.
  ........................ ................................ ....................
  Teresa M. Esposito       Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  John C. Knox             Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  Harold J. Dixon          Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  Michael R. Currie        Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  William O. Hall, III     Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  William N. Weickert       Managing Director                H.M. Payson & Co.


(c)  Austin Investment Management, Inc.

     The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

     The following is the director and principal executive officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

  Name                     Title                            Business Connection
  ........................ ................................ ....................
  Peter Vlachos            Director, President, Treasurer,  Austin Investment
                           Secretary                        Management Inc.

(d)  Brown Investment Advisory & Trust Company

     The description of Brown Investment Advisory & Trust Company ("Brown")(investment adviser to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund) contained in Parts A and B of post-effective amendment No. 83 to the Trust's Registration Statement (accession number 0001004402-00-000327), is incorporated by reference herein.

     The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.


  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Michael D. Hankin                     President, Chief Executive         Brown
                                        Officer, Trustee
                                        .................................. ...................................
                                        President                          The Maryland Zoological Society
                                        .................................. ...................................
                                        Trustee                            The Valleys Planning Council
  ..................................... .................................. ...................................
  David L. Hopkins, Jr.                 Trustee                            Brown
                                        .................................. ...................................
                                        Director                           Westvaco Corporation
                                        .................................. ...................................
                                        Director                           Metropolitan Opera Association
                                        .................................. ...................................
                                        Trustee and Chairman, Finance      Episcopal Church Foundation
                                        Committee
                                        .................................. ...................................
                                        Trustee                            Maryland Historical Society
  ..................................... .................................. ...................................
  Frank Bonsal                          Trustee                            Brown
                                        .................................. ...................................
                                        Partner                            New Enterprise Associates
                                                                           1119 St. Paul Street
                                                                           Baltimore, MD 21202
                                        .................................. ...................................
                                        Board Member                       Aether Systems
                                                                           Owings Mills, MD
                                        .................................. ...................................
                                        Board Member                       CORVIS Corporation
                                                                           Columbia, MD
                                        .................................. ...................................
                                        Board Member                       ViewGate Networks, Inc. (formerly
                                                                           Network People)
                                                                           Arlington, VA
                                        .................................. ...................................
                                        Board Member                       MedSpecialists, Inc.
                                                                           Charlottesville, VA
                                        .................................. ...................................
                                        Board Member                       Seneca Networks, Inc.
                                                                           Rockville, MD
                                        .................................. ...................................
                                        Board Member                       Versient.com (formerly
                                                                           Worldnetpress)
                                        .................................. ...................................
                                        Special Limited Partner            Amadeus Capital Partners
                                        .................................. ...................................
                                        Special Limited Partner            Boulder Venture
                                        .................................. ...................................
                                        Special Limited Partner            Novak Biddle
                                        .................................. ...................................
                                        Special Limited Partner            Trellis Ventures
                                        .................................. ...................................
                                        Special Limited Partner            Windward Ventures
  ..................................... .................................. ...................................
  Truman T. Semans                      Vice Chairman of the Board of      Brown
                                        Trustees
                                        .................................. ...................................
                                        Trustee, Member and Former         Duke University
                                        Chairman of Investment Committee
                                        .................................. ...................................
                                        Trustee, Chairman of Finance       Lawrenceville School
                                        Committee and Member of
                                        Investment and Executive
                                        Committees
                                        .................................. ...................................
                                        Board of Directors, Member of      Chesapeake Bay Foundation
                                        Investment and Executive
                                        Committees
                                        .................................. ...................................
                                        Chairman                           Flag Investors Mutual Funds
                                        .................................. ...................................
                                        Investment Committee Member        Mercy Medical Center
                                        .................................. ...................................
                                        Investment Committee Member        St. Mary's Seminary
                                        .................................. ...................................
                                        Investment Committee Member        Archdiocese of Baltimore
                                        .................................. ...................................
                                        Investment Committee Member        Robert E. Lee Memorial Foundation
                                        .................................. ...................................
                                        Investment Committee Member        W. Alton Jones Foundation
  ..................................... .................................. ...................................

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  William C. Baker                      Trustee                            Brown
                                        .................................. ...................................
                                        President and Chief Executive      Chesapeake Bay Foundation
                                        Officer
                                        .................................. ...................................
                                        Trustee                            John Hopkins Hospital
                                        .................................. ...................................
                                        Member                             Washington College Board of
                                                                           Visitors and Governors
                                        .................................. ...................................
                                        Director                           Baltimore Community Foundation
  ..................................... .................................. ...................................
  Jack S. Griswold                      Trustee                            Brown
                                        .................................. ...................................
                                        Managing Director                  Armata Partners
                                        .................................. ...................................
                                        Director                           Alex. Brown Realty
                                        .................................. ...................................
                                        Trustee                            The Baltimore Community Foundation
                                        .................................. ...................................
                                        Trustee                            The Chesapeake Bay Foundation
                                                                           Living Classrooms
                                        .................................. ...................................
                                        Chairman                           Maryland Historical Society
                                        .................................. ...................................
                                        Member                             Washington College Board of
                                                                           Visitors and Governors
                                        .................................. ...................................
                                        Treasurer                          Washington College
                                        .................................. ...................................
                                        Chair                              Campaign for Washington's College
  ..................................... .................................. ...................................
  Earl L. Linehan                       Trustee                            Brown
                                        .................................. ...................................
                                        President                          Woodbrook Capital, Inc.
                                        .................................. ...................................
                                        Chairman                           Strescon Industries
                                        .................................. ...................................
                                        Chairman                           UMBC Board of Visitors
                                        .................................. ...................................
                                        Chairman Investment Committee      Gilman School
                                        .................................. ...................................
                                        Board of Directors Member          Stoneridge, Inc.
                                        .................................. ...................................
                                        Board of Directors Member          Sagemaker, Inc.
                                        .................................. ...................................
                                        Board of Directors Member          Medical Mutual Liability
                                                                           Insurance Society of Maryland
                                        .................................. ...................................
                                        Board of Directors Member          Heritage Properties, Inc.
                                        .................................. ...................................
                                        Board of Directors Member          St. Mary's Seminary & University
                                        .................................. ...................................
                                        Board of Directors Member          St. Ignatius Loyola Academy
                                        .................................. ...................................
                                        Board of Directors Member          University of Notre Dame Advisory
                                                                           Council
  ..................................... .................................. ...................................

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Walter D. Pinkard, Jr.                Trustee                            Brown
                                        .................................. ...................................
                                        President and Chief Executive      Colliers Pinkard
                                        Officer
                                        .................................. ...................................
                                        Chairman                           The Americas Region of Colliers
                                                                           International
                                        .................................. ...................................
                                        Vice President                     France Foundation
                                        .................................. ...................................
                                        Chairman                           The Baltimore Community Foundation
                                        .................................. ...................................
                                        Board of Directors Member          France-Merrick Foundation
                                        .................................. ...................................
                                        Trustee                            The John Hopkins University
                                        .................................. ...................................
                                        Trustee                            The Greater Baltimore Committee
                                        .................................. ...................................
                                        Trustee                            Gilman School
                                        .................................. ...................................
                                        Trustee                            Calvert School
                                        .................................. ...................................
                                        Trustee                            The Baltimore Community Foundation
                                        .................................. ...................................
                                        Trustee                            The East Baltimore Community
                                                                           Development Bank
                                        .................................. ...................................
                                        Trustee                            The Greater Baltimore Alliance
                                        .................................. ...................................
                                        Director                           Baltimore Reads, Inc.
                                        .................................. ...................................
                                        Trustee                            The Downtown Baltimore District
                                                                           Authority
                                        .................................. ...................................
                                        Trustee                            The Yale University Development
                                                                           Board
                                        .................................. ...................................
                                        Trustee                            The Maryland Business Roundtable
                                                                           for Education
  ..................................... .................................. ...................................
  John J.F. Sherrerd                    Trustee                            Brown
                                        .................................. ...................................
                                        Director                           Provident Mutual Life Insurance
                                                                           Company
                                        .................................. ...................................
                                        Director                           C. Brewer and Company
                                        .................................. ...................................
                                        Trustee, Vice Chairman of          Princeton University
                                        Executive Committee
                                        .................................. ...................................
                                        Trustee, Chairman of Investment    The Robertson Foundation
                                        Committee
                                        .................................. ...................................
                                        Trustee                            GESU School
                                        .................................. ...................................
                                        Director and Executive Committee   Princeton Investment Management
                                        Member
                                        .................................. ...................................
                                        Board of Overseers                 University of Pennsylvania
                                                                           Wharton School
  ..................................... .................................. ...................................
  David M. Churchill, CPA               Chief Financial Officer            Brown

(e)  Brown Advisory Incorporated

     The description of Brown Advisory Incorporated ("Brown Advisory")(investment adviser to BrownIA Maryland Bond Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and principal executive officers of Brown Advisory, including their business connections, which are of a substantial nature. The address of Brown Advisory is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Michael D. Hankin                     President                          Brown Advisory
  ..................................... .................................. ...................................
                                        President, Chief Executive         Brown
                                        Officer, Trustee
                                        .................................. ...................................
                                        President                          The Maryland Zoological Society
                                        .................................. ...................................
                                        Trustee                            The Valleys Planning Council
  ..................................... .................................. ...................................
  David L. Hopkins, Jr.                 Treasurer                          Brown Advisory
  ..................................... .................................. ...................................
                                        Chairman                           Brown
                                        .................................. ...................................
                                        Director                           Westvaco Corporation
                                        .................................. ...................................
                                        Director                           Metropolitan Opera Association
                                        .................................. ...................................
                                        Trustee and Chairman, Finance      Episcopal Church Foundation
                                        Committee
                                        .................................. ...................................
                                        Trustee                            Maryland Historical Society
  ..................................... .................................. ...................................
  Edward Dunn III                       Secretary                          Brown Advisory

(f)  Polaris Capital Management, Inc.

     The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and principal executive officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Bernard R. Horn, Jr.                  President, Portfolio Manager       Polaris
  ..................................... .................................. ...................................
  Edward E. Wendell, Jr.                Treasurer                          Polaris
                                        .................................. ...................................
                                        President                          Boston Investor Services, Inc.
  ..................................... .................................. ...................................

(g)  Mastrapasqua & Associates

     The description of Mastrapasqua & Associates ("Mastrapasqua") (investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A and B of post-effective amendment No. 80 to the Trust's Registration Statement (accession number 0001004402-00-000233), is incorporated by reference herein.

     The following are the directors and principal executive officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Frank Mastrapasqua                    Chairman, CEO and Portfolio        Mastrapasqua
                                        Manager
  ..................................... .................................. ...................................
  Thomas A. Trantum                     President, Portfolio Manager and   Mastrapasqua
                                        Security Analyst

(h)  Trillium Asset Management Corporation

     The description of Trillium Asset Management Corporation (the "Adviser") (investment adviser to The Advocacy Fund) contained in Parts A and B of post-effective amendment No. 82 to the

     Trust's Registration Statement (accession number 0001004402-00-000283), is incorporated by reference herein.

     The following are the directors and principal executive officers of the Adviser, including their business connections, which are of a substantial nature. The address of the Adviser is 711 Atlantic Avenue, Boston, Massachusetts 02111-2809 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Joan Bavaria                          President, Board of Directors      Adviser
                                        Member, Treasurer
                                        .................................. ...................................
                                        President, Treasurer and Director  FRDC California Corporation
                                                                           (dissolved)
                                        .................................. ...................................
                                        President, Treasurer and           Franklin Insight, Inc. (Purchased
                                        Director (formerly)                by the Adviser)
                                        .................................. ...................................
                                        Founding Co-Chair                  Coalition for Environmentally
                                                                           Responsible Economies
                                                                           Boston, MA
                                        .................................. ...................................
                                        Director (formerly)                Green Seal
                                                                           Washington, DC
                                        .................................. ...................................
                                        Director                           Lighthawk
                                                                           San Francisco, CA
                                        .................................. ...................................
                                        Advisory Board                     The Greening of Industry
                                                                           Worcester, MA
                                        .................................. ...................................
                                        Director (formerly)                Social Investment Forum
                                                                           Boston, MA
                                        .................................. ...................................
                                        Chair (formerly)                   National Advisory Committee for
                                                                           Policy and Technology's
                                                                           Subcommittee, Community Based
                                                                           Environmental Policy
                                                                           Washington, DC
  ..................................... .................................. ...................................
  Patrick J. McVeigh                    Executive Vice President           Adviser
                                        .................................. ...................................
                                        Director                           SEED Haiti Community Development
                                                                           Loan Fund
                                                                           99 High Street,
                                                                           Brookline, MA 02445
  ..................................... .................................. ...................................
  Shelley Alpern                        Director, Assistant Vice           Adviser
                                        President
                                        .................................. ...................................
                                        Student (formerly)                 University of Texas
                                                                           Austin, TX
  ..................................... .................................. ...................................
  Samuel B. Jones, Jr., CFA             Senior Vice President, Chief       Adviser
                                        Investment Officer
                                        .................................. ...................................
                                        Chairman 1991-1997                 Standards and Policy
                                        Member 1982-1999                   Subcommittee, Association for
                                                                           Investment Management and Research
                                                                           Charlottesville, VA 22903
                                        .................................. ...................................
                                        Member (formerly)                  Council of Examiners, Institute
                                                                           of Chartered Financial Analysts
                                                                           Charlottesville, VA 22903
  ..................................... .................................. ...................................
  F. Farnum Brown, Jr., Ph.D.           Senior Vice President              Adviser327 West Main Street
                                                                           Durham, NC 27701-3215
                                        .................................. ...................................
                                        Director (until 6/98)              Durham Community Land Trust
                                                                           1401 Morehead Avenue
                                                                           Durham, NC 27707
  ..................................... .................................. ...................................

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Susan Baker Martin                    Vice President                     Adviser
                                        .................................. ...................................
                                        Trustee                            Congregational Church of South
                                                                           Dartmouth
                                                                           Middle Street
                                                                           Dartmouth, MA
  ..................................... .................................. ...................................
  Lisa Leff, CFA                        Vice President                     Adviser
                                        .................................. ...................................
                                        Director and Employee (until       Smith Barney Asset Management
                                        1999)                              388 Greenwich Street
                                                                           New York, NY 10013
                                        .................................. ...................................
                                        Director (until 1999)              Social Investment Forum
                                                                           Washington, DC
                                        .................................. ...................................
                                        Founder and Co-Chair (until 1999)  Social Investment Security
                                                                           Analysts Group, New York Society
                                                                           of Security Analysts
                                                                           New York, NY
                                        .................................. ...................................
                                        Director                           Verite
                                                                           Amherst, MAs
                                        .................................. ...................................
                                        Director (until 1999)              Maternity Center Association
                                                                           23rd and Park Avenue
                                                                           New York, NY
  ..................................... .................................. ...................................
  Stephanie R. Leighton, CFA            Vice President                     Adviser
                                        .................................. ...................................
                                        Treasurer                          Local Enterprise Assistance Fund,
                                                                           Boston, MA
                                        .................................. ...................................
                                        Executive Committee Member         New England Chapter of the Social
                                                                           Investment Forum
                                                                           Boston, MA
  ..................................... .................................. ...................................
  Cheryl I. Smith, CFA                  Vice President                     Adviser
                                        .................................. ...................................
                                        Finance Committee (Director,       Resist
                                        formerly)                          259 Elm Street, Suite 201
                                                                           Somerville, MA 02144
                                        .................................. ...................................
                                        Treasurer                          Performing Artists at Lincoln
                                                                           School
                                                                           Kennard Road
                                                                           Brookline, MA 02445
  ..................................... .................................. ...................................
  Eric Becker, CFA                      Vice President                     Adviser
                                        .................................. ...................................
                                        Director                           Interlock Media, Inc.
                                                                           Cambridge, MA
  ..................................... .................................. ...................................
  Linnie McLean                         Senior Vice President              Adviser
                                        .................................. ...................................
                                        Loan Committee                     Boston Community Loan Fund
                                                                           Boston, MA
  ..................................... .................................. ...................................
  Patricia L. Davidson                  Vice President                     Adviser
                                        .................................. ...................................
                                        Member                             Program Committee, The Women's
                                                                           Foundation
                                                                           340 Pine Street
                                                                           San Francisco, CA 94104
  ..................................... .................................. ...................................
  Diane M. DeBono                       Senior Vice President              Adviser
  ..................................... .................................. ...................................

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  James Crawford, JD                    Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Professor, Associate Dean          University of California,
                                        (retired)                          Berkley, CA
  ..................................... .................................. ...................................
  Thomas Gladwin, Ph.D.                 Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Professor                          New York University
                                                                           Stern School of Business
                                                                           44 W. 4th Street
                                                                           New York, NY
                                        .................................. ...................................
                                        Max McGraw Professorship of        University of Michigan
                                        Sustainable Enterprise and         Ann Arbor, MI 48109
                                        Associated Directorship
  ..................................... .................................. ...................................
  Robert Glassman                       Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Chairman and Co-Chairman           Wainwright Bank & Trust Company
                                                                           63 Franklin Street
                                                                           Boston, MA 02110
                                        .................................. ...................................
                                        Chairman Investment Committee      The Boston Foundation
                                                                           Boston, MA
  ..................................... .................................. ...................................
  Sally Greenberg, JD                   Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Senior Product Safety Counsel      Consumers Union
                                                                           1666 Connecticut Avenue N.W.
                                                                           Washington, DC 20009
                                        .................................. ...................................
                                        President (past)                   Massachusetts Women's Bar
                                                                           Association
                                                                           Boston, MA
                                        .................................. ...................................
                                        Eastern States Civil Rights        Anti-Defamation League
                                        Counsel                            1 Lincoln Plaza
                                                                           Boston, MA
  ..................................... .................................. ...................................
  Charles Grigsby                       Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Senior Vice President              Mass Capital Resource Company
                                                                           420 Boylston Street
                                                                           Boston, MA 02116
                                        .................................. ...................................
                                        Director and Acting Deputy         City of Boston Neighborhood
                                                                           Development Department
                                                                           26 Court Street
                                                                           Boston, MA 02108
                                        .................................. ...................................
                                        Member (formerly)                  Federal Reserve Bank Small
                                                                           Business Advisory Committee
                                        .................................. ...................................
                                        Member (formerly)                  Massachusetts State Board of
                                                                           Education
  ..................................... .................................. ...................................
  Milton Moskowitz                      Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Writer                             Mill Valley, CA 94941
  ..................................... .................................. ...................................
  Carol O'Cleireacain, Ph.D.            Board of Directors Member
                                        .................................. ...................................
                                        Economic Consultant                New York, NY
                                        .................................. ...................................
                                        Senior Fellow                      Brookings Institution, Center on
                                                                           Urban and Metropolitan Policy
                                                                           1775 Massachusetts Avenue N.W.,
                                                                           Washington, DC 20036
                                        .................................. ...................................
                                        Chair (formerly)                   Council of Institutional
                                                                           Investors Executive Committee
  ..................................... .................................. ...................................

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  John Plukas                           Board of Directors Member          Adviser
                                        .................................. ...................................
                                        President and Co-Chairman          Wainwright Bank & Trust Company
                                                                           63 Franklin Street
                                                                           Boston, MA 02110
                                        .................................. ...................................
                                        Director                           New England Foundation for the
                                                                           Arts
                                                                           Boston, MA
  ..................................... .................................. ...................................
  George Rooks                          Portfolio Manager, Board of        Adviser
                                        Directors Member
                                        .................................. ...................................
                                        President and Owner                Heritage Capital Management
                                                                           31 Milk Street
                                                                           Boston, MA
                                        .................................. ...................................
                                        Investment Manager                 J.L. Kaplan Associates
                                                                           29 Commonwealth Avenue
                                                                           Boston, MA
                                        .................................. ...................................
                                        President (formerly)               First Capital Corporation of
                                                                           Boston
                                                                           Boston, MA
                                        .................................. ...................................
                                        President (formerly)               First Venture Capital Corporation
                                                                           Boston, MA
                                        .................................. ...................................
                                        Portfolio Manager (formerly)       BankBoston
                                                                           Boston, MA
                                        .................................. ...................................
                                        Trustee                            Jewish Federation of the North
                                                                           Shore
                                                                           Boston, MA
  ..................................... .................................. ...................................
  Elliot Sclar, Ph.D.                   Chairman, Board of Directors       Adviser
                                        .................................. ...................................
                                        Professor                          Columbia University School of
                                                                           Architecture
                                                                           New York, NY
                                        .................................. ...................................
                                        Director, Vice President           Franklin Insight, Inc.
                                        (Formerly)
                                        .................................. ...................................
                                        Director                           Wainwright Bank & Trust Company
                                                                           63 Franklin Street
                                                                           Boston, MA 02110
  ..................................... .................................. ...................................
  William Torbert, Ph.D.                Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Professor                          Boston College
                                                                           Chestnut Hill, MA

(i)  Wells Fargo Bank, N.A.

     The description of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), the investment adviser for the Portfolio in which Equity Index Fund invests, contained in Parts A and B of Post-Effective Amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and principal executive officers of Wells Fargo Bank, including their business connections, which are of a substantial nature. The address of Wells Fargo Bank is 420 Montgomery Street, San Francisco, California 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  H. Jesse Arnelle                      Director                           Wells Fargo Bank
  455 Market                            .................................. ...................................
  Street San Francisco, CA 94105        Senior Partner                     Arnelle, Hastie, McGee, Willis &
                                                                           Greene
                                        .................................. ...................................
                                        Director                           Armstrong World Industries, Inc.
                                        .................................. ...................................
                                        Director                           Eastman Chemical Corporation
                                        .................................. ...................................
                                        Director                           FPL Group, Inc.
  ..................................... .................................. ...................................
  Michael R. Bowlin                     Director                           Wells Fargo Bank
  Highway 150                           .................................. ...................................
  Santa Paula, CA 93060                 Chairman of the Board of           Atlantic Richfield Co. (ARCO)
                                        Directors, Chief Executive
                                        Officer, Chief Operating Officer
                                        and President
  ..................................... .................................. ...................................
  Edward Carson                         Director                           Wells Fargo Bank
  633 West Fifth Street                 .................................. ...................................
  Los Angeles, CA 90071                 Chairman of the Board and Chief    First Interstate Bancorp
                                        Executive Officer
                                        .................................. ...................................
                                        Director                           Aztar Corporation
                                        .................................. ...................................
                                        Director                           Castle & Cook, Inc.
                                        .................................. ...................................
                                        Director                           Terra Industries, Inc.
  ..................................... .................................. ...................................
  William S. Davilla                    Director                           Wells Fargo Bank
  618 Michillinda Ave.                  .................................. ...................................
  Arcadia, CA 91007                     President (Emeritus) and           The Vons Companies, Inc.
                                        Director
                                        .................................. ...................................
                                        Director                           Pacific Gas & Electric Company
  ..................................... .................................. ...................................
  Rayburn S. Dezember                   Director                           Wells Fargo Bank
  3200 San Fernando Road                .................................. ...................................
  Los Angeles, CA 90065                 Director                           CalMat Co.
                                        .................................. ...................................
                                        Director                           Tejon Ranch Company
                                        .................................. ...................................
                                        Director                           The Bakersfield Californian
                                        .................................. ...................................
                                        Trustee                            Whittier College
  ..................................... .................................. ...................................
  Paul Hazen                            Chairman of the Board of           Wells Fargo Bank
                                        Directors
                                        .................................. ...................................
                                        Chairman of the Board of           Wells Fargo & Company
                                        Directors
                                        .................................. ...................................
                                        Director                           Phelps Dodge Corporation
                                        .................................. ...................................
                                        Director                           Safeway, Inc.
  ..................................... .................................. ...................................
  Robert K. Jaedicke                    Director                           Wells Fargo Bank
  Graduate School of Business           .................................. ...................................
  Stanford University                   Professor (Emeritus)               Graduate School of Business
  Stanford, CA 94305                                                       Stanford University
                                        .................................. ...................................
                                        Director                           Bailard Biehl & Kaiser Real
                                                                           Estate Investment Trust, Inc.
                                        .................................. ...................................
                                        Director                           Boise Cascade Corporation
                                        .................................. ...................................
                                        Director                           California Water Service Company
                                        .................................. ...................................
                                        Director                           Enron Corporation
                                        .................................. ...................................
                                        Director                           GenCorp, Inc.
                                        .................................. ...................................
                                        Director                           Homestake Mining Company
  ..................................... .................................. ...................................
  Thomas L. Lee                         Director                           Wells Fargo Bank
  10302 Avenue 7 1/2                    .................................. ...................................
  Firebaugh, CA 93622                   Chairman and Chief Executive       The Newhall Land and Farming
                                        Officer                            Company
                                        .................................. ...................................
                                        Director                           CalMat Co.
                                        .................................. ...................................
                                        Director                           First Interstate Bancorp
  ..................................... .................................. ...................................

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Ellen Newman                          Director                           Wells Fargo Bank
  323 Geary Street                      .................................. ...................................
  Suite 507                             President                          Ellen Newman Associates
  San Francisco, CA 94102
                                        .................................. ...................................
                                        Chair (Emeritus) of the Board of   University of California at San
                                        Trustees                           Francisco Foundation
                                        .................................. ...................................
                                        Director                           California Chamber of Commerce
  ..................................... .................................. ...................................
  Philip J. Quigley                     Director                           Wells Fargo Bank
  130 Kearney Street Rm. 3700           .................................. ...................................
  San Francisco, CA 94108               Chairman, President and Chief      Pacific Telesis Group
                                        Executive Officer
  ..................................... .................................. ...................................
  Carl E. Reichardt                     Director                           Wells Fargo Bank
                                        .................................. ...................................
                                        Director                           Columbia/HCA Healthcare
                                                                           Corporation
                                        .................................. ...................................
                                        Director                           Ford Motor Company
                                        .................................. ...................................
                                        Director                           Newhall Management Corporation
                                        .................................. ...................................
                                        Director                           Pacific Gas and Electric Company
                                        .................................. ...................................
                                        Retired Chairman of the Board of   Wells Fargo & Company
                                        Directors and Chief Executive
                                        Officer
  ..................................... .................................. ...................................
  Donald B. Rice                        Director                           Wells Fargo Bank
  2049 Century Park East                                      .................................. ...................................
  Los Angeles, CA 90067                 President and Chief Executive      Teledyne, Inc.
                                        Officer
                                        .................................. ...................................
                                        Retired Secretary                  The United States Air Force
                                        .................................. ...................................
                                        Director                           Vulcan Materials Company
  ..................................... .................................. ...................................
  Richard J. Stegemeier                 Director                           Wells Fargo Bank
                                        .................................. ...................................
                                        Chairman (Emeritus)                Unocal Corporation
                                        .................................. ...................................
                                        Director                           Foundation Health Corporation
                                        .................................. ...................................
                                        Director                           Halliburton Company
                                        .................................. ...................................
                                        Director                           Northrop Grumman Corporation
                                        .................................. ...................................
                                        Director                           Outboard Marine Corporation
                                        .................................. ...................................
                                        Director                           Pacific Enterprises
                                        .................................. ...................................
                                        Director                           First Interstate Bancorp
  ..................................... .................................. ...................................
  Susan G. Swenson                      Director                           Wells Fargo Bank
  651 Gateway Blvd.                     .................................. ...................................
  San Francisco, CA 94080               President and Chief Executive      Cellular One
                                        Officer
  ..................................... .................................. ...................................
  David M. Tellep                       Director                           Wells Fargo Bank
                                        .................................. ...................................
                                        Retired Chairman of the Board      Martin Lockheed Corporation
                                        and Chief Executive Officer
                                        .................................. ...................................
                                        Director                           Edison International and Southern
                                                                           California Edison Company
                                        .................................. ...................................
                                        Director                           First Interstate Bancorp
  ..................................... .................................. ...................................
  Chang-Lin Tien                        Director                           Wells Fargo Bank
                                        .................................. ...................................
                                        Chancellor                         University of California at
                                                                           Berkeley
                                        .................................. ...................................
                                        Director                           Raychem Corporation
  ..................................... .................................. ...................................

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  John A. Young                         Director                           Wells Fargo Bank
  3000 Hanover Street                   .................................. ...................................
  Palo Alto, CA 9434                    President, Chief Executive         Hewlett-Packard Company
                                        Officer and Director
                                        .................................. ...................................
                                        Director                           Chevron Corporation
                                        .................................. ...................................
                                        Director                           Lucent Technologies
                                        .................................. ...................................
                                        Director                           Novell, Inc.
                                        .................................. ...................................
                                        Director                           Shaman Pharmaceuticals Inc.
  ..................................... .................................. ...................................
  William F. Zuendt                     Director                           Wells Fargo Bank
                                        .................................. ...................................
                                        President                          Wells Fargo & Company
                                        .................................. ...................................
                                        Director                           3Com Corporation
                                        .................................. ...................................
                                        Director                           California Chamber of Commerce

(j)  Wells Capital Management Incorporated

     The description of Wells Capital Management ("WCM"), the investment sub-adviser for the Portfolio in which Equity Index Fund invests, contained in Parts A and B of Post-Effective Amendment No. 83 (accession number 0001004402-00-000327 to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and principal executive officers of WCM, including their business connections, which are of a substantial nature. The address of WCM is 525 Market Street, San Francisco, California 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                        Title                         Business Connection
  ........................... ............................. ....................
  Allen J. Ayvazian           Chief Equity Officer          WCM
  ........................... ............................. ....................
  Robert Willis               President and Chief           WCM
                              Investment Officer
  ........................... ............................. ....................
  Brigid Breen                Chief Compliance Officer      WCM
  ........................... ............................. ....................
  Jose Casas                  Chief Operating Officer       WCM
  ........................... ............................. ....................
  Larry Fernandes             Principal                     WCM
  ........................... ............................. ....................
  Jacqueline Anne Flippin     Principal                     WCM
  ........................... ............................. ....................
  Stephen Galiani             Senior Principal Director     WCM
  ........................... ............................. ....................
  Madeleine Gish              Senior Principal              WCM
  ........................... ............................. ....................
  Kelli Ann Lee               Managing Director             WCM
  ........................... ............................. ....................
  Melvin Lindsey              Managing Director             WCM
  ........................... ............................. ....................
  Clark Messman               Chief Legal Officer           WCM
  ........................... ............................. ....................
  Brian Mulligan              Managing Director             WCM
  ........................... ............................. ....................
  Thomas O'Malley             Managing Director             WCM
  ........................... ............................. ....................
  Clyde Ostler                Director                      WCM
  ........................... ............................. ....................
  Guy Rounsaville             Director                      WCM
  ........................... ............................. ....................
  Katherine Schapiro          Senior Principal              WCM
  ........................... ............................. ....................
  Gary Schlossbertg           Economist                     WCM

(k)  Shaker Management, Inc.

     The description of Shaker Management, Inc. ("Shaker"), investment adviser for Shaker Fund, contained in Parts A and B of this amendment to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and principal executive officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                 Title                                Business Connection
  .................................... .................................... ..................................
  Edward Paul Hemmelgarn               President and Director               Shaker
                                       .................................... ..................................
                                       President and Director               Shaker Investments, Inc.
                                                                            (Investment Advisor)
                                       .................................... ..................................
                                       Managing Member                      Shaker Investment Management, LLC
  .................................... .................................... ..................................
  David Rogers Webb                    Executive Vice President and         Shaker
                                       Director
                                       .................................... ..................................
                                       Executive Vice President and         Shaker Investments, Inc.
                                       Director                             (Investment Advisor)
                                       .................................... ..................................
                                       Managing Member                      Shaker Investments Management,
                                                                            LLC
                                                                            (Holding Company)
  .................................... .................................... ..................................
  Adam Sanders Solomon                 Chairman of the Board and Director   Shaker
                                       .................................... ..................................
                                       Chairman of the Board and Director   Shaker Investments, Inc.
                                                                            (Investment Advisor)
                                       .................................... ..................................
                                       Managing Member                      Shaker Investments Management,
                                                                            LLC
  .................................... .................................... ..................................

(l)  Adams, Harkness & Hill, Inc.

     The description of Adams, Harkness & Hill, Inc. ("AHH"), investment adviser for Winslow Green Growth Fund, contained in Parts A and B of post-effective amendment No. 88 (accession number 0001004402-01-000025)to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and principal executive officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                       Title                           Business Connection
  .......................... ............................... ...................
  John W Adams               Chairman and Chief Executive    AHH
                             Officer
  .......................... ............................... ...................
  Steven B. Frankel          Managing Director               AHH
  .......................... ............................... ...................
  Sharon Lewis               Managing Director               AHH
  .......................... ............................... ...................
  Timothy J. McMahon         Managing Director               AHH
  .......................... ............................... ...................
  Theodore L. Stebbins       Managing Director               AHH
  .......................... ............................... ...................
  Greg Benning               Managing Director               AHH
  .......................... ............................... ...................
  Greg Brown                 Managing Director               AHH
  .......................... ............................... ...................
  Lawrence F. Calahan, II    Managing Director               AHH
  .......................... ............................... ...................
  Cynthia A. Cycon           Managing Director               AHH
  .......................... ............................... ...................
  Francis J. Dailey          Managing Director               AHH
  .......................... ............................... ...................
  Rick Franco                Managing Director               AHH
  .......................... ............................... ...................
  Joseph W. Hammer           Managing Director               AHH
  .......................... ............................... ...................
  James Kedersha             Managing Director               AHH
  .......................... ............................... ...................
  Russell W. Landon          Managing Director               AHH
  .......................... ............................... ...................
  Benjamin A. Marsh          Managing Director               AHH
  .......................... ............................... ...................
  Paul M. Mazzarella         Managing Director               AHH
  .......................... ............................... ...................
  Danny McDonald             Managing Director               AHH
  .......................... ............................... ...................
  James O'Hare               Managing Director               AHH
  .......................... ............................... ...................
  Matthew W. Patsky          Managing Director               AHH
  .......................... ............................... ...................

  Name                       Title                           Business Connection
  .......................... ............................... ...................
  Joseph Ranieri             Managing Director               AHH
  .......................... ............................... ...................
  Ronald D. Ree              Managing Director               AHH
  .......................... ............................... ...................
  Jack Robinson              Managing Director               AHH
  .......................... ............................... ...................
  Christopher Sands          Managing Director               AHH
  .......................... ............................... ...................
  Jamie Simms                Managing Director               AHH
  .......................... ............................... ...................
  John Tesoro                Managing Director               AHH
  .......................... ............................... ...................
  Harry E. Wells III         Managing Director and Clerk     AHH
  .......................... ............................... ...................
  Carol Werther              Managing Director               AHH
  .......................... ............................... ...................
  Deborah Widener            Managing Director               AHH
  .......................... ............................... ...................
  Sam Wilkins III            Managing Director               AHH
  .......................... ............................... ...................
  Frederick L. Wolf          Managing Director               AHH
  .......................... ............................... ...................
  Allyn C. Woodward Jr.      President and Managing Director AHH
  .......................... ............................... ...................
  Stephen Zak                Managing Director, CFO, and     AHH
                             Treasurer
  .......................... ............................... ...................
  J. Eric Anderson           Principal                       AHH
  .......................... ............................... ...................
  Nancy R. Atcheson          Principal                       AHH
  .......................... ............................... ...................
  Barry Bocklett             Principal                       AHH
  .......................... ............................... ...................
  Susan Braverman-Lione      Principal                       AHH
  .......................... ............................... ...................
  Blaine Carroll             Principal                       AHH
  .......................... ............................... ...................
  Thomas C. Cochran III      Principal                       AHH
  .......................... ............................... ...................
  Mike Comerford             Principal                       AHH
  .......................... ............................... ...................
  James Corscadden           Principal                       AHH
  .......................... ............................... ...................
  Gordon Cromwell            Principal                       AHH
  .......................... ............................... ...................
  Vernon Essi                Principal                       AHH
  .......................... ............................... ...................
  Rick Faust                 Principal                       AHH
  .......................... ............................... ...................
  Elizabeth T. Harbison      Principal                       AHH
  .......................... ............................... ...................
  Robert H. Johnson          Principal                       AHH
  .......................... ............................... ...................
  Chris Leger                Principal                       AHH
  .......................... ............................... ...................
  Jeff McCloskey             Principal                       AHH
  .......................... ............................... ...................
  John F. Murphy             Principal                       AHH
  .......................... ............................... ...................
  Bridget O'Brien            Principal                       AHH
  .......................... ............................... ...................
  Ben Z. Rose                Principal                       AHH
  .......................... ............................... ...................
  Robert Sheppard            Principal                       AHH
  .......................... ............................... ...................
  Howard Silfen              Principal                       AHH
  .......................... ............................... ...................
  Gordon L. Szerlip          Principal                       AHH
  .......................... ............................... ...................
  David Thibodeau            Principal                       AHH
  .......................... ............................... ...................
  Charles Trafton            Principal                       AHH
  .......................... ............................... ...................
  Mark E. Young              Principal                       AHH
  .......................... ............................... ...................
  Alexandra Adams            Vice President                  AHH
  .......................... ............................... ...................
  Alexander Arnold           Vice President                  AHH
  .......................... ............................... ...................
  Greg Beloff                Vice President                  AHH
  .......................... ............................... ...................
  Joe Bruno                  Vice President                  AHH
  .......................... ............................... ...................
  Jerry Buote                Vice President                  AHH
  .......................... ............................... ...................
  Joe Buttarazzi             Vice President                  AHH
  .......................... ............................... ...................
  Peter Cahill               Vice President                  AHH
  .......................... ............................... ...................
  Sarah Cannon               Vice President                  AHH
  .......................... ............................... ...................
  Joe Ciardi                 Vice President                  AHH
  .......................... ............................... ...................
  Ben Conway                 Vice President                  AHH
  .......................... ............................... ...................
  Dan Coyne                  Vice President                  AHH
  .......................... ............................... ...................
  Matthew Epstein            Vice President                  AHH
  .......................... ............................... ...................
  Frank Gaul                 Vice President                  AHH
  .......................... ............................... ...................
  James Jasinski             Vice President                  AHH
  .......................... ............................... ...................
  Michael Landry             Vice President                  AHH
  .......................... ............................... ...................

  Name                       Title                           Business Connection
  .......................... ............................... ...................
  Tim Leland                 Vice President                  AHH
  .......................... ............................... ...................
  Jeff Liguori               Vice President                  AHH
  .......................... ............................... ...................
  Michael Moses              Vice President                  AHH
  .......................... ............................... ...................
  Cindy Mulica               Vice President                  AHH
  .......................... ............................... ...................
  Sandra Notardonato         Vice President                  AHH
  .......................... ............................... ...................
  Channing Page              Vice President                  AHH
  .......................... ............................... ...................
  Lynn Pieper                Vice President                  AHH
  .......................... ............................... ...................
  Andrew Pojani              Vice President                  AHH
  .......................... ............................... ...................
  Ryan Rauch                 Vice President                  AHH
  .......................... ............................... ...................
  Felicia Reed               Vice President                  AHH
  .......................... ............................... ...................
  Laura Richardson           Vice President                  AHH
  .......................... ............................... ...................
  Marvin Ritchie             Vice President                  AHH
  .......................... ............................... ...................
  Patrick Sherbrooke         Vice President                  AHH
  .......................... ............................... ...................
  Jeffrey Sihpol             Vice President                  AHH
  .......................... ............................... ...................
  Jonathan Skinner           Vice President                  AHH
  .......................... ............................... ...................
  Amalia Spera               Vice President                  AHH
  .......................... ............................... ...................
  Jennifer St. Germain       Vice President                  AHH
  .......................... ............................... ...................
  Curtis Thom                Vice President                  AHH
  .......................... ............................... ...................
  Lisa Thors                 Vice President                  AHH
  .......................... ............................... ...................
  Katie Tiger                Vice President                  AHH
  .......................... ............................... ...................
  Scott Van Winkle           Vice President                  AHH
  .......................... ............................... ...................
  Tim Vetrano                Vice President                  AHH
  .......................... ............................... ...................
  Kevin Wagner               Vice President                  AHH
  .......................... ............................... ...................
  Rebecca Warsofsky          Vice President                  AHH
  .......................... ............................... ...................

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

     The Cutler Trust                                  Monarch Funds
     Memorial Funds                                    Sound Shore Fund, Inc.
     Forum Funds                                       NBP TrueCrossing Funds


(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

  Name                    Position with Underwriter   Position with Registrant
  ...................... ........................... ..........................
  John Y. Keffer                  Director              Chairman, President
  ...................... ........................... ..........................
  Ronald H. Hirsch                Treasurer                  Treasurer

(c)  Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 30.  UNDERTAKINGS

     None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on March 6, 2001.


                                    FORUM FUNDS

                                    By: /S/ JOHN Y. KEFFER
                                       -----------------------------------------
                                             John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on March 6, 2001.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch
         Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in Fact*

*Pursuant to powers of attorney previously filed as Other Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS


(d)(9) Form of Investment Advisory Agreement between Registrant and Shaker Management, Inc.

(h)(11)Form of Shareholder Servicing Plan related to Shaker Fund.

(m)(3) Form of Rule 12b-1 Plan, adopted by Shaker Fund.

(n)(2) Form of 18f-3 plan relating to Shaker Fund.

                                                                  Exhibit (d)(9)

                                     FORM OF
                                   FORUM FUNDS
                          INVESTMENT ADVISORY AGREEMENT

         AGREEMENT made as of __________________, 2001, by and between Forum Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Shaker Management, Inc., an Ohio corporation, with its principal office and place of business at 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 (the "Adviser").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and may issue its shares of beneficial interest, no par value (the "Shares"), in separate series; and

         WHEREAS, the Trust desires that the Adviser perform investment advisory services for each series of the Trust listed in Appendix A hereto (each a "Fund"), and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and the Adviser hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust hereby employs the Adviser, subject to the direction and control of the Board, to manage the investment and reinvestment of the assets in each Fund and, without limiting the generality of the foregoing, to provide other services as specified herein. The Adviser accepts this employment and agrees to render its services for the compensation set forth herein.

         (b) In connection therewith, the Trust has delivered to the Adviser copies of: (i) the Trust's Trust Instrument and Bylaws (collectively, as amended from time to time, "Organic Documents"); (ii) the Trust's Registration Statement and all amendments thereto with respect to each Fund filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement"); (iii) the Trust's current Prospectuses and Statements of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus"); and (iv) all procedures adopted by the Trust with respect to each Fund (e.g., repurchase agreement procedures), and shall promptly furnish the Adviser with all amendments of or supplements to the foregoing. The Trust shall deliver to the Adviser: (x) a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing the Adviser and authorizing the execution and delivery of this Agreement; (y) a copy of all proxy statements, periodic reports and related materials relating to each Fund; and (z) any other documents, materials or information that the Adviser shall reasonably request to enable it to perform its duties pursuant to this Agreement.

         (c) The Adviser has delivered, or will deliver within 45 days, to the Trust a copy of its code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act (the "Code"). The Adviser shall promptly furnish the Trust with all amendments of or supplements to the foregoing as required by Rule 17j-1, and in any event at least annually.

         SECTION 2.  DUTIES OF THE TRUST

         In order for the Adviser to perform the services required by this Agreement, the Trust: (i) shall cause all service providers to the Trust to furnish information to the Adviser and to assist the Adviser as may be required; and (ii) shall ensure that the Adviser has reasonable access to all records and documents maintained by the Trust or any service provider to the Trust.

         SECTION 3.  DUTIES OF THE ADVISER

         (a) The Adviser will make decisions with respect to all purchases and sales of securities and other investment assets in each Fund. To carry out such decisions, the Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of each Fund. In all purchases, sales and other transactions in securities and other investments for each Fund, the Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may allocate brokerage on behalf of each Fund to broker-dealers who provide research services. The Adviser may aggregate sales and purchase orders of the assets of each Fund with similar orders being made simultaneously for other accounts advised by the Adviser or its affiliates. Whenever the Adviser simultaneously places orders to purchase or sell the same asset on behalf of a Fund and one or more other accounts advised by the Adviser, the orders will be allocated as to price and amount among all such accounts in a manner the Adviser believes to be equitable over time to each account.

         (b) The Adviser will report to the Board at each meeting thereof as requested by the Board all material changes in each Fund since the prior report, and will also keep the Board informed of important developments affecting the Trust, each Fund and the Adviser, and on its own initiative, will furnish the Board from time to time with such information as the Adviser may believe appropriate for this purpose, whether concerning the individual companies whose securities are included in each Fund's holdings, the industries in which they engage, the economic, social or political conditions prevailing in each country in which each Fund maintains investments, or otherwise. The Adviser will also furnish the Board with such statistical and analytical information with respect to investments of each Fund as the Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities and other investment assets for each Fund, the Adviser will bear in mind the policies set from time to time by the Board as well as the limitations imposed by the Organic Documents and Registration Statement, the limitations in the 1940 Act, the Securities Act, the Internal Revenue Code of 1986, as amended, and other applicable laws and the investment objectives, policies and restrictions of each Fund.

         (c) The Adviser will from time to time employ or associate with such persons as the Adviser believes to be particularly fitted to assist in the execution of the Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Adviser. No obligation may be incurred on the Trust's behalf in any such respect.

         (d) The Adviser will report to the Board all material matters related to the Adviser. On an annual basis, the Adviser shall report on its compliance with its Code to the Board and upon the written request of the Trust, the Adviser shall permit the Trust, or its representatives to examine the reports required to be made to the Adviser under the Code. The Adviser will notify the Trust of any change of control of the Adviser and any changes in the key personnel who are either the portfolio manager(s) of a Fund or senior management of the Adviser, in each case prior to or promptly after such change.

         (e) The Adviser will maintain records relating to its portfolio transactions and placing and allocation of brokerage orders as are required to be maintained by the Trust under the 1940 Act. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the Adviser or the Trust pursuant to applicable law. To the extent required by law, the books and records pertaining to the Trust which are in possession of the Adviser shall be the property of the Trust. The Trust, or its representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Adviser to the Trust or its representatives.

         (f) The Adviser will cooperate with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to those accountants for the performance of the accountants' duties.

         (g) The Adviser will provide each Fund's custodian and fund accountant on each business day with such information relating to all transactions concerning each Fund's assets as the custodian and fund accountant may reasonably require. In accordance with procedures adopted by the Board, the Adviser is responsible for assisting in the fair valuation of all Fund assets and will use its reasonable efforts to arrange for the provision of prices from parties who are not affiliated persons of the Adviser for each asset for which a Fund's fund accountant does not obtain prices in the ordinary course of business.

         (h) The Adviser shall authorize and permit any of its directors, officers and employees who may be duly elected as Trustees or officers of the Trust to serve in the capacities in which they are elected.

         (i) The Adviser shall have no duties or obligations pursuant to this Agreement (other than the continuation of its preexisting duties and obligations) during any period in which a Fund invests all (or substantially all) of its investment assets in a registered, open-end management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) under the 1940 Act.

         SECTION 4.  COMPENSATION; EXPENSES

         (a) In consideration of the foregoing, the Trust shall pay the Adviser, with respect to each Fund, a fee at an annual rate as listed in Appendix A hereto. Such fees shall be accrued by the Trust daily and shall be payable monthly in arrears on the first day of each calendar month for services performed hereunder during the prior calendar month. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to the Adviser such compensation as shall be payable prior to the effective date of termination.

         (b) The Adviser shall reimburse expenses of each Fund or waive its fees to the extent necessary to maintain a Fund's expense ratio at an agreed-upon amount for a period of time specified in a separate letter of agreement. The Adviser's reimbursement of a Fund's expenses shall be estimated and paid to the Trust monthly in arrears, at the same time as the Trust's payment to the Adviser for such month.

         (c) No fee shall be payable hereunder with respect to a Fund during any period in which the Fund invests all (or substantially all) of its investment assets in a registered, open-end, management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) under the 1940 Act.

         (d) The Trust shall be responsible for and assumes the obligation for payment of all of its expenses, including: (i) the fee payable under this Agreement; (ii) the fees payable to each administrator under an agreement between the administrator and the Trust; (iii) expenses of issue, repurchase and redemption of Shares; (iv) interest charges, taxes and brokerage fees and commissions; (v) premiums of insurance for the Trust, its trustees and officers, and fidelity bond premiums; (vi) fees and expenses of third parties, including the Trust's independent public accountant, custodian, transfer agent, dividend disbursing agent and fund accountant; (vii) fees of pricing, interest, dividend, credit and other reporting services; (viii) costs of membership in trade associations; (ix) telecommunications expenses; (x) funds' transmission expenses; (xi) auditing, legal and compliance expenses; (xii) costs of forming the Trust and maintaining its existence; (xiii) costs of preparing, filing and printing the Trust's Prospectuses, subscription application forms and shareholder reports and other communications and delivering them to existing shareholders, whether of record or beneficial; (xiv) expenses of meetings of shareholders and proxy solicitations therefor; (xv) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts, of calculating the net asset value of Shares and of preparing tax returns; (xvi) costs of reproduction, stationery, supplies and postage; (xvii) fees and expenses of the Trust's trustees and officers; (xviii) the costs of personnel (who may be employees of the Adviser, an administrator or their respective affiliated persons) performing services for the Trust; (xix) costs of Board, Board committee, shareholder and other corporate meetings; (xx) SEC registration fees and related expenses; (xxi) state, territory or foreign securities laws registration fees and related expenses; and (xxii) all fees and expenses paid by the Trust in accordance with any distribution or service plan or agreement related to similar matters.

         SECTION 5.  STANDARD OF CARE

         (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for mistake of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder.

         (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         SECTION 6.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) This Agreement shall become effective with respect to a Fund on the date above after approval by (1) a majority of the outstanding voting securities of that Fund and (2) a majority of the Board who are not interested parties of the Trust.

         (b) This Agreement shall remain in effect with respect to a Fund for a period of one year from the date of its effectiveness and shall continue in effect for successive annual periods with respect to the Fund; provided that such continuance is specifically approved at least annually: (i) by the Board or by the vote of a majority of the outstanding voting securities of the Fund, and, in either case; (ii) by a majority of the Trust's trustees who are not parties to this Agreement or interested persons of any such party (other than as trustees of the Trust); provided further, however, that if the continuation of this Agreement is not approved as to a Fund, the Adviser may continue to render to that Fund the services described herein in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder.

         (c) This Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty: (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to the Adviser; or (ii) by the Adviser on 60 days' written notice to the Trust. This Agreement shall terminate immediately upon its assignment.

         SECTION 7.  ACTIVITIES OF THE ADVISER

         Except to the extent necessary to perform its obligations hereunder, nothing herein shall be deemed to limit or restrict the Adviser's right, or the right of any of the Adviser's directors, officers or employees to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         SECTION 8.  REPRESENTATIONS OF ADVISER.

         The Adviser represents and warrants that: (i) it is either registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act") (and will continue to be so registered for so long as this Agreement remains in effect) or exempt from registration under the Advisers Act;
(ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement; (iii) has met, and will seek to continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any self-regulatory agency, necessary to be met in order to perform the services contemplated by this Agreement; and (iv) will promptly notify the Trust of the occurrence of any event that would disqualify the Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

         SECTION 9.  SUBADVISERS

         At its own expense, the Adviser may carry out any of its obligations under this Agreement by employing, subject to the direction and control of the Board, one or more persons who are registered as investment advisers pursuant to the Advisers Act or who are exempt from registration thereunder ("Subadvisers"). Each Subadviser's employment will be evidenced by a separate written agreement approved by the Board and, if required, by the shareholders of the applicable Fund. The Adviser shall not be liable hereunder for any act or omission of any Subadviser, except to exercise good faith in the employment of the Subadviser and except with respect to matters as to which the Adviser assumes responsibility in writing.

         SECTION 10.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of any Fund under this Agreement, and the Adviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or Fund to which the Adviser's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of any Fund.

         SECTION 11.  RIGHTS TO NAME

         If the Adviser ceases to act as investment adviser to the Trust or any Fund whose name includes the term "Shaker" (the "Mark") or if the Adviser requests in writing, the Trust shall take prompt action to change the name of the Trust or any such Fund to a name that does not include the Mark. The Adviser may from time to time make available without charge to the Trust for the Trust's use any marks or symbols owned by the Adviser, including marks or symbols containing the Mark or any variation thereof, as the Adviser deems appropriate. Upon the Adviser's request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust acknowledges that any rights in or to the Mark and any such marks or symbols which may exist on the date of this Agreement or arise hereafter are, and under any and all circumstances shall continue to be, the sole property of the Adviser. The Adviser may permit other parties, including other investment companies, to use the Mark in their names without the consent of the Trust. The Trust shall not use the Mark in conducting any business other than that of a fund registered under the 1940 Act without the permission of the Adviser.

         SECTION 12.  MISCELLANEOUS

         (a) No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto and, if required by the 1940 Act, by a vote of a majority of the outstanding voting securities of any Fund thereby affected.

         (b) No amendment to this Agreement or the termination of this Agreement with respect to a Fund shall affect this Agreement as it pertains to any other Fund, nor shall any such amendment require the vote of the shareholders of any other Fund.

         (c) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (d) This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of New York.

         (e) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement between those parties with respect to the subject matter hereof, whether oral or written.

         (f) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (g) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (h) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (i) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (j) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (k) No affiliated person, employee, agent, director, officer or manager of the Adviser shall be liable at law or in equity for the Adviser's obligations under this Agreement.

         (l)  The  terms  "vote  of  a  majority  of  the   outstanding   voting
securities",   "interested   person",   "affiliated   person,"   "control"   and
"assignment" shall have the meanings ascribed thereto in the 1940 Act.

         (m) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

                                            FORUM FUNDS


                                            ------------------------------------
                                            John Y. Keffer
                                            President


                                            SHAKER MANAGEMENT, INC.


                                            ------------------------------------
                                            By:
                                            Title:

                                   FORUM FUNDS
                          INVESTMENT ADVISORY AGREEMENT


                                   Appendix A


                                                  FEE AS A % OF THE ANNUAL
FUNDS OF THE TRUST                          AVERAGE DAILY NET ASSETS OF THE FUND
Shaker Fund                                                1.10%

                                                                 Exhibit (h)(11)

                                   FORUM FUNDS
                            SHAREHOLDER SERVICE PLAN

                                 March 30, 2001

         This Shareholder Services Plan (the "Plan") is adopted by Forum Funds (the "Trust") with respect to the shares of beneficial interest ("Shares") of each fund or class of the Trust or class thereofFund identified in Appendix A hereto (each a "Fund," collectively the "Funds")(each, a "Fund").

         SECTION 1.  APPOINTMENT

         In consideration of the services provided by Forum Administrative Services, LLC ("Forum") to the Trust as described herein, the Trust hereby appoints Forum as agent to perform the services for the period and on the terms set forth in this Agreement. Forum accepts such appointment and agrees to furnish the services described herein, in return for the compensation specified in Section 3 of this Agreement. Forum agrees to comply with all relevant provisions of the Investment Company Act of 1940, as amended (the "Act"), and the Securities Exchange Act of 1934, as amended, and applicable rules and regulations thereunder in performing the services described herein.

         SECTION 2. SERVICE ACTIVITIES

         Forum shall perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by each Fund's transfer agent ("Shareholder Servicing Activities"). Shareholder Servicing Activities shall include one or more of the following: (a) establishing and maintaining accounts and records for shareholders of a Fundrelating to clients of the Service Provider; (b) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (c) providing necessary personnel and facilities to establish and maintain client accounts and records; (d) assisting clients in arranging for processing purchase, exchange and redemption transactions; (e) arranging for the wiring of funds; (f) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (g) integrating periodic statements with other shareholder transactions; and (h) providing such other related services as the shareholder may request.

         SECTION 3.  COMPENSATION

         As compensation for Forum's Shareholder Servicing Activities4, the Trust shall pay Forum, with respect to each Fund, , a fee at an annual rate as list in Appendix Aof up to 0.25% of the average daily net assets of each Fund (the "Payments"). The Payments shall be accrued daily and paid monthly. A Fund(the "Payments") shall not directly or indirectly pay any amounts, whether Payments or otherwise, that exceed any applicable limits imposed by law or the National Association of Securities Dealers, Inc.

         SECTION 4.  SERVICE AGREEMENTS

         Forum is authorized to enter into shareholder service agreements ("Servicing Agreements") with financial institutions or other persons who provide Shareholder Servicing Activities to the Funds ("Service Providers"). Forum may pay any or all amounts of the Payments to the Service Providers for Shareholder Service Activitiesany service activity described in Section 2. To the extent practicable, each such Agreement shall contain a representation by the Service Provider that any compensation payable to the Service Provider in connection with the investment in a Fund of the assets of its customers (i) will be disclosed by the Service Provider to its customers if required by law, (ii) will be authorized by its customers if customer authorization is required, and
(iii) will not result in an excessive fee to the Service Provider.

         SECTION 5.  REVIEW AND RECORDS

         (a) Forum shall prepare and furnish to the Board of Trustees of the Trust (the "Board"), and the Board shall review at least quarterly, written reports setting forth all amounts expended under the Plan by Forum and identifying the activities for which the expenditures were made.

         (b) The Trust shall preserve copies of the Plan, each agreement related to the Plan and each report prepared and furnished pursuant to this Section.

         SECTION 6.  EFFECTIVENESS, AMENDMENT AND TERMINATION

         With respect to each Fund:

         (a) This Plan shall become effective on the date indicated in Appendix Aon the date hereof and, upon its effectiveness, shall supersede all previous Plans s covering the Funds regarding the subject matter hereof.

         (b) Any material amendment to the Plan shall be effective only upon approval of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust as defined in the Investment Company Act of 1940 (the "Disinterested Trustees").

         (c) The Plan may be terminated without penalty at any time (1) by vote of a majority of the Board and a majority of the Disinterested Trustees or (2) by Forum.

         SECTION 7.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under the Plan, and Forum agrees that, in asserting any rights or claims under this Plan, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Funds.

         SECTION 8.  MISCELLANEOUS

         (a) With the exception of Appendix A, no provision of this Plan may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto and, if required by the Act, by a vote of a majority of the outstanding voting securities of any Fund thereby affected.

         (b) No amendment to this Plan or the termination of this Plan with respect to a Fund shall affect this Plan as it pertains to any other Fund, nor shall any such amendment require the vote of the shareholders of any other Fund.

         (c) Neither party to this Plan shall be liable to the other party for consequential damages under any provision of this Plan.

         (d) This Plan shall be governed by, and the provisions of this Plan shall be construed and interpreted under and in accordance with, the laws of the State of Delaware.

         (e) This Plan constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (f) This Plan may be executed by the parties hereto in any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (g) If any part, term or provision of this Plan is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Plan did not contain the particular part, term or provision held to be illegal or invalid. This Plan shall be construed as if drafted jointly by both Forum and Trust and no presumptions shall arise favoring any party by virtue of authorship of any provision of this Plan.

         (h) Section headings in this Plan are included for convenience only and are not to be used to construe or interpret this Plan.

         (i) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (j) Notwithstanding any other provision of this Plan, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Plan or otherwise.

         (k) Nothing contained in this Agreement is intended to or shall require Forum, in any capacity hereunder, to perform any functions or duties on any day other than a Fund business day. Functions or duties normally scheduled to be performed on any day which is not a Fund business day shall be performed on, and as of, the next Fund business day, unless otherwise required by law.

         (l) No affiliated person, employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Plan.

         (m) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (n) The   terms  "vote  of  a   majority  of  the  outstanding   voting
securities," "interested person," and "affiliated person." shall have the meanings ascribed thereto in the 1940 Act.

         IN WITNESS WHEREOF, the parties have caused this Plan to be executed by their officers designated below as of the day first above written.

                                             FORUM FUNDS




                                             ----------------------------------
                                             John Y. Keffer, President


                                             FORUM ADMINISTRATIVE SERVICES, LLC




                                             ----------------------------------
                                             David I. Goldstein, Director

                                   FORUM FUNDS
                            SHAREHOLDER SERVICE PLAN

                                   APPENDIX AA

FUNDS TO WHICH SHAREHOLDER SERVICE PLAN APPLIES

--------------------------------------- ----------------------------- -----------------------------------------------

              FUND/CLASS                    DATE SUBJECT TO PLAN         PAYMENTS (AS A % OF AVERAGE NET ASSETS)


--------------------------------------- ----------------------------- -----------------------------------------------
--------------------------------------- ----------------------------- -----------------------------------------------

Shaker Fund                                    March 30, 2001         Up to 0.25% of each Fund

--------------------------------------- ----------------------------- -----------------------------------------------

                                                                  Exhibit (m)(3)

                                   FORUM FUNDS
                                DISTRIBUTION PLAN

         This Distribution Plan (the "Plan") is adopted by Forum Funds (the "Trust") with respect to the Investor Class of shares of beneficial interest of Shaker Fund (the "Fund") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act").

         SECTION 1.  DISTRIBUTOR

         The Trust has entered into a Distribution Agreement (the "Agreement") with Forum Fund Services, LLC ("Forum") whereby Forum acts as principal underwriter of the Funds.

         SECTION 2.  PAYMENTS

         (a) As compensation for Forum's distribution and service activities with respect to the Investor Class of the Fund, the Trust shall pay Forum a fee at an annual rate of 0.25% of the average daily net assets of the Investor Class of the Fund (the "Payments"). The Payments shall be accrued daily and paid monthly or at such other interval as the Trust's Board of Trustees ("Board") shall determine.

         (b) On behalf of the Trust, as principal underwriter of the Fund, Forum may spend such amounts and incur such expenses as it deems appropriate or necessary on any activities primarily intended to result in the sale of the shares of the Investor Class of the Fund (distribution activities) or for the servicing and maintenance of shareholder accounts of the Investor Class of the Fund (service activities); provided, however that: (i) any agreement entered into pursuant to Section 4 hereof shall apportion the payments made under the agreement between distribution and service activities and (ii) the Investor Class of the Fund shall not directly or indirectly pay any amounts, whether Payments or otherwise, that exceed any applicable limits imposed by law or the National Association of Securities Dealers, Inc. ("NASD").

         (c) For purposes of the Plan, service activities shall mean any activities covered by the definition of "service fee" contained in the NASD's Rules of Fair Practice, as amended from time to time, and distribution activities shall mean any activities in connection with Forum's performance of its obligations under the Plan or the Agreement that are not deemed service activities.

         SECTION 3.  DISTRIBUTION AND SERVICE ACTIVITIES

         Distribution and service activities include: (i) any sales, marketing and other activities primarily intended to result in the sale of Investor Class shares and (ii) responding to Investor

Class shareholder inquiries regarding the Fund's investment objectives, policies and other operational features. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of Forum and various financial institutions or other persons who engage in or support the distribution of Investor Class shares, or who respond to Investor Class shareholder inquiries regarding the Fund's operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of Investor Class shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by Forum or others in connection with the offering of Investor Class shares for sale to the public.

         SECTION 4.  MARKETING AND SERVICE AGREEMENTS

         Pursuant to agreements the form of which shall be approved by the Board ("Agreements"), Forum may pay any or all amounts of the Payments to other persons ("Service Providers") for any distribution or service activity. Each Agreement shall contain a representation by the Service Provider that any compensation payable to the Service Provider in connection with the investment in the Investor class of a Fund of the assets of its customers: (i) will be disclosed by the Service Provider to its customers; (ii) will be authorized by its customers; and (iii) will not result in an excessive fee to the Service Provider. Each Agreement shall provide that, in the event an issue pertaining to the Plan is submitted for shareholder approval, the Service Provider will vote any shares held for its own account in the same proportion as the vote of those shares held for the accounts of the Service Provider's customers.

         SECTION 5.  REVIEW AND RECORDS

         (a) Forum shall prepare and furnish to the Board, and the Board shall review at least quarterly, written reports setting forth all amounts expended under the Plan by the Trust and Forum and identifying the activities for which the expenditures were made.

         (b) The Trust shall preserve copies of the Plan, each agreement related to the Plan and each report prepared and furnished pursuant to this Section in accordance with Rule 12b-1 under the Act.

         SECTION 6.  EFFECTIVENESS; DURATION; AND TERMINATION

         With respect to the Investor Class of the Fund:

         (a) The Plan shall become effective upon approval by: (i) a vote of at least a majority of the outstanding voting securities of the Investor Class of the Fund and (ii) the Board, including a majority of the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Trustees"), pursuant to a vote cast in person at a meeting called for the purpose of voting on approval of the Plan.

         (b) The Plan shall remain in effect for a period of one year from the date of its effectiveness, unless earlier terminated in accordance with this Section, and thereafter shall continue in effect for successive twelve-month periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Qualified Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on continuance of the Plan.

         (c) The Plan may be terminated without penalty at any time by a vote of: (i) a majority of the Qualified Trustees or (ii) a vote of a majority of the outstanding voting securities of the Investor Class of the Fund.

         SECTION 7.  AMENDMENT

         The Plan may be amended at any time by the Board, provided that: (i) any material amendments to the Plan shall be effective only upon approval of the Board and a majority of the Qualified Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the amendment to the Plan and
(ii) any amendment which increases materially the amount which may be spent by the Trust pursuant to the Plan with respect to the Investor Class of the Fund shall be effective only upon the additional approval a majority of the outstanding voting securities of the Investor Class of the Fund.

         SECTION 8.  NOMINATION OF DISINTERESTED TRUSTEES

         While the Plan is in effect, the trustees of the Trust who are not interested persons of the Trust shall select and nominate any such disinterested trustee.

         SECTION 9.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the shareholders of the Fund shall not be liable for any obligations of the Trust or of the Funds under the Plan, and the Distributor agrees that, in asserting any rights or claims under this Plan, it shall look only to the assets and property of the Trust or the Fund to which the Distributor's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Funds.

         SECTION 10.  MISCELLANEOUS

         (a) The terms "majority of the outstanding voting securities" and "interested person" shall have the meanings ascribed thereto in the Act.

         (b) If any provision of the Plan shall be held invalid by a court decision, statute, rule or otherwise, the remainder of the Plan shall not be affected thereby.

                                                                  Exhibit (n)(2)

                                   FORUM FUNDS
                          MULTICLASS (RULE 18F-3) PLAN

                                 March 30, 2001


         This Plan is adopted by Forum Funds (the "Trust") pursuant to Rule 18f-3 under the Investment Company Act of 1940 (the "Act") in order to document the separate arrangements and expense allocations of each class of shares of beneficial interest (the "Classes") of each of the series of the Trust identified in Appendix A (each a "Fund") and the related exchange privileges.

         SECTION 1.  CLASS DESIGNATIONS

         The types of Classes of the Funds are: "Institutional Shares" and "Investor Shares." Each Class has a different arrangement for shareholder services or distribution or both, as follows:

         (a)      INSTITUTIONAL SHARES.  Are offered  with  no  sales charges or
                  --------------------
distribution expenses but are subject to a shareholder service plan. The investment minimum is $1,000,000.

         (b)      INVESTOR  SHARES.  Are  offered  with a  sales charges and are
                  ----------------
subject to a distribution plan adopted in accordance with Rule 12b-1 under the Act and a shareholder service plan. The investment minimum is $10,000 (subject to certain reductions for investment through an Individual Retirement Account or through exchanges of shares as described in the applicable prospectus).

         SECTION 2.  VOTING

         Each Class shall have exclusive voting rights on any matter submitted to a shareholder vote that relates solely to the Class' arrangement for shareholder services or distribution and each Class shall have separate voting rights with respect to any matter submitted to a shareholder vote in which the interests of one Class differ from the interests of another Class.

         SECTION 3.  CLASS EXPENSE ALLOCATIONS

         (a)      DISTRIBUTION EXPENSES.  All  expenses incurred under a Class's
                  ---------------------
distribution plan adopted in accordance with Rule 12b-1 under the Act shall be allocated to that Class.

         (b)      SHAREHOLDER SERVICE EXPENSES.  All  expenses  incurred under a
                  ----------------------------
Class's shareholder service plan shall be allocated to that Class.

         (c) OTHER CLASS EXPENSES. The following expenses, which are incurred by Classes in different amounts or reflect differences in the amount or kind of services that different Classes receive (collectively with expenses under Sections 3(a) and 3(b), "Class Expenses"), shall be allocated to the Class that incurred the expenses to the extent practicable:

        (i)    Administration   and  transfer  agent  fees  and  expenses;
        (ii)   Litigation, legal and audit fees;
        (iii)  State and foreign securities registration or other filing fees;
        (iv)   Shareholder report expenses;
        (v)    Trustee fees and expenses;
        (vi)   Preparation,  printing  and related  fees and  expenses for proxy
               statements   and,   with   respect   to   current   shareholders,
               prospectuses and statements of additional information;
        (vii)  Expenses incurred in connection with shareholder meetings; and
        (viii) Subject  to  approval  by the  Trustees,  such  other  fees and
               expenses  as  Forum  Administrative   Services,   LLC  ("Forum"),
               pursuant  to Rule  18f-3,  deems  to be  allocable  to  specified
               Classes.

         (d) CLASS EXPENSE ALLOCATIONS. Class Expenses are to be borne solely by
             -------------------------
the Class to which they relate. Item (i) of Section 3(c) in its entirety is incurred by each Fund on a Class by Class basis and, accordingly, is wholly allocated to specific Classes. All fees of a Fund's investment adviser and custodian and all portfolio based fees of a Fund's fund accountant are incurred by a Fund and not the individual Classes of the Fund. All other items in Section 3(c) are allocated to a specific Class to the extent they are attributable to the Classes in different amounts.

         SECTION 4.  OTHER ALLOCATIONS AND WAIVERS/REIMBURSEMENTS

         (a) EXPENSES  APPLICABLE  TO MORE THAN ONE FUND.  Expenses  (other than
             -------------------------------------------
Class Expenses) incurred by the Trust on behalf of a Fund shall be allocated to that Fund and expenses (other than Class Expenses) incurred by the Trust on behalf of more than one Fund shall be allocated among the Funds that incurred the expenses based on the net asset values of the Funds in relation to the net asset value of all Funds to which the expense relates.

         (b) SETTLED SHARES METHOD Income, realized and unrealized capital gains
             ---------------------
and losses and expenses other than Class Expenses related to a Fund shall be allocated to each Class of the Fund based on the net asset value of the Class (excluding the value of subscriptions receivable) in relation to the net asset value of the Fund.

         (c) WAIVERS AND REIMBURSEMENTS. Nothing in this Plan shall be construed
             --------------------------
as limiting the ability of any person to waive any fee paid by a Fund or Class to that person or to reimburse any or all expenses of a Fund or Class; provided, however, that no waiver or reimbursement shall be made such that the waiver or reimbursement is, in effect, a DE FACTO modification of the fees provided for in the Fund's advisory or custody agreements.

         SECTION 5.  EXCHANGE PRIVILEGES

         Shareholders of a Class may exchange their shares for shares of the same Class of any other Fund listed in Appendix A in accordance with Section 11(a) of the Act, the rules thereunder and the requirements of the applicable prospectuses without charge.

         SECTION 6.  AMENDMENTS AND BOARD REVIEW

         (a) NON-MATERIAL  AMENDMENTS.  Non-material amendments to this Plan may
             ------------------------
be made at any time by the Trustees of the Trust after consultation with the applicable Fund's investment adviser.

         (b) MATERIAL  AMENDMENTS.  Material amendments to this Plan may only be
             --------------------
made by a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust as defined by the Act, upon a finding that the amendment is in the best interests of the Classes affected by the amendment and of the Fund and the Trust. Prior to any material amendment to this Plan, the Board of Trustees (the "Board") shall request such information as may be reasonably necessary to evaluate the Plan as proposed to be amended.

         (c) BOARD REVIEW. The Board, including a majority of those Trustees who
             ------------
are not interested persons of the Trust as defined in the Act, shall review periodically (i) this Plan for its continuing appropriateness and (ii) any fee waivers and expense reimbursements to determine that the Funds are in compliance with Section 4(c).

                                   FORUM FUNDS
                          MULTICLASS (RULE 18F-3) PLAN
                                   APPENDIX A:

                          FUNDS AND EXCHANGE PRIVILEGES
                              As of March 30, 2001

----------------------- ----------------------- --------------------------------
Class                              Fund               Exchange Privileges(a)
----------------------- ----------------------- --------------------------------
Institutional Shares    o  Shaker Fund          o  Institutional Shares of any
                                                   Money Fund of the Trust
----------------------- ----------------------- --------------------------------
Investor Shares         o  Shaker Fund          o  Investor Shares of any Money
                                                   Fund of the Trust
----------------------- ----------------------- --------------------------------

(a) Other Money Funds are: (i) Daily Assets Treasury Obligations Fund, (ii) Daily Assets Government Fund, (iii) Daily Assets Government Obligations Fund,
(iv) Daily Assets Cash Fund and (v) Daily Assets Municipal Fund.